Filed electronically with the Securities and Exchange Commission on May 8, 1997


                                                               File No. 2-78122
                                                               File No. 811-3495

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                      ------
         Post-Effective Amendment No.    23
                                       ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         AMENDMENT No.   19
                       ------

                               Scudder Fund, Inc.
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 326-6656

                               Thomas F. McDonough
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective

                  immediately upon filing pursuant to paragraph (b),
         -----
                  on               pursuant to paragraph (b),
         -----       --------------
                  60 days after filing pursuant to paragraph (a)(1),
         -----
           X      on July 7, 1997 pursuant to paragraph (a)(1)
         -----
                  75 days after filing pursuant to paragraph (a)(2)
         -----
                  on                pursuant to paragraph (a)(2) of Rule 485.
         -----       --------------

The Registrant previously filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on February 28, 1997.

                               SCUDDER FUND, INC.
                           SCUDDER MONEY MARKET SERIES
                      SCUDDER TAX FREE MONEY MARKET SERIES
                     SCUDDER GOVERNMENT MONEY MARKET SERIES
                       REGISTRATION STATEMENT ON FORM N-1A
                              CROSS-REFERENCE SHEET

                           Items Required by Form N-1A
                           ---------------------------


PART A
------

   Item No.     Item Caption                      Prospectus Caption
   --------     ------------                      ------------------

      1.        Cover Page                        COVER PAGE

      2.        Synopsis                          EXPENSE INFORMATION
                                                  SUMMARY

      3.        Condensed Financial               FINANCIAL HIGHLIGHTS
                Information

      4.        General Description of            SUMMARY
                Registrant                        INVESTMENT OBJECTIVES AND POLICIES
                                                  ADDITIONAL INFORMATION ABOUT POLICIES AND
                                                    INVESTMENTS
                                                  COMPANY ORGANIZATION

      5.        Management of the Fund            SUMMARY
                                                  FINANCIAL HIGHLIGHTS
                                                  COMPANY ORGANIZATION -- Investment Adviser,
                                                    Transfer Agent
                                                  BACK COVER PAGE

     5A.        Management's Discussion of        NOT APPLICABLE
                Fund Performance

      6.        Capital Stock and Other           DISTRIBUTION AND PERFORMANCE INFORMATION --
                Securities                          Dividends and Capital Gains Distributions, Taxes
                                                  COMPANY ORGANIZATION
                                                  BACK COVER PAGE

      7.        Purchase of Securities Being      SPECIAL ARRANGEMENTS WITH BANKS AND OTHER
                Offered                             INSTITUTIONS
                                                  SHAREHOLDER SERVICE, ADMINISTRATION AND
                                                    DISTRIBUTION PLAN
                                                  TRANSACTION INFORMATION -- Purchasing Shares,
                                                    Share Price
                                                  COMPANY ORGANIZATION -- Distributor

      8.        Redemption or Repurchase          TRANSACTION INFORMATION -- Redeeming Shares

      9.        Pending Legal Proceedings         NOT APPLICABLE


                                       1


                           SCUDDER MONEY MARKET SERIES
                      SCUDDER TAX FREE MONEY MARKET SERIES
                     SCUDDER GOVERNMENT MONEY MARKET SERIES
                                   (continued)

PART B
------

                                                  Caption in Statement of
   Item No.     Item Caption                      Additional Information
   --------     ------------                      ----------------------

     10.        Cover Page                        COVER PAGE

     11.        Table of Contents                 TABLE OF CONTENTS

     12.        General Information and History   NOT APPLICABLE

     13.        Investment Objectives and         THE FUNDS AND THEIR OBJECTIVES
                Policies                          PORTFOLIO TRANSACTIONS

     14.        Management of the Fund            INVESTMENT ADVISER
                                                  DIRECTORS AND OFFICERS
                                                  REMUNERATION

     15.        Control Persons and Principal     DIRECTORS AND OFFICERS
                Holders of Securities

     16.        Investment Advisory and Other     INVESTMENT ADVISER
                Services                          ADDITIONAL INFORMATION -- Experts and Other
                                                    Information

     17.        Brokerage Allocation and Other    PORTFOLIO TRANSACTIONS
                Practices

     18.        Capital Stock and Other           COMPANY ORGANIZATION
                Securities                        DIVIDENDS

     19.        Purchase, Redemption and          PURCHASE OF SHARES
                Pricing of Securities Being       REDEMPTION OF SHARES
                Offered                           NET ASSET VALUE
                                                  DIVIDENDS

     20.        Tax Status                        TAXES

     21.        Underwriters                      DISTRIBUTOR

     22.        Calculation of Performance Data   PERFORMANCE INFORMATION

     23.        Financial Statements              FINANCIAL STATEMENTS

Scudder Money Market Series

Scudder Fund, Inc. is an open-end management investment company comprised of three diversified money market portfolios. The Premium shares class of one of these portfolios, Scudder Money Market Series, is offered herein.

This prospectus sets forth concisely the information about Scudder Premium Money Market Shares that a prospective investor should know before investing. Please retain it for future reference.

Shares of Scudder Money Market Series are not insured or guaranteed by the U.S. Government. Scudder Money Market Series seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that a stable net asset value will be maintained.

If you require more detailed information, a Statement of Additional Information dated July 7, 1997, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission (the "SEC") and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--See page 3.

Scudder
Premium Money Market Shares

Prospectus
July 7, 1997

A pure no-load(TM) (no sales charges) mutual fund portfolio seeking to provide high money market income while maintaining stability and liquidity of capital.

Expense information

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Premium Money Market Shares of Scudder Money Market Series (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                  NONE

     Commissions to reinvest dividends                                  NONE

     Redemption fees                                                    NONE**

     Fees to exchange shares                                            NONE

2) Annual operating expenses: Estimated expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended December 31, 1997.

    Investment management fee                                           0.20%***

    12b-1 fees                                                          NONE

    Other expenses                                                      0.20%
                                                                        -----

    Total operating expenses                                            0.40%***
                                                                        =====

Example

Based on the estimated level of total operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

                 1 Year                      3 Years
                 ------                      -------
                   $4                          $13

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual expenses and return vary from year to year and may be higher or lower than those shown.

* The information set forth on this page relates only to the Scudder Premium Money Market Shares Class of the Fund. The Fund also offers classes of Scudder Money Market Managed Shares and Scudder Money Market Institutional Shares Classes, which may have different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Additional information may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470.

** You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

*** Until December 31, 1997 the Adviser has agreed to waive a portion of its investment management fee. If the Adviser had not agreed to waive a portion of the investment management fee, total operating expenses for the Shares are estimated to be 0.45%.

A message from Scudder's chairman

Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $115 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                                  /s/Daniel Pierce

Scudder Premium Money Market Shares

Investment objectives

o high money market income while maintaining stability and liquidity of capital

Investment characteristics

o    stable $1.00 share price

o    convenient, daily liquidity

o    $25,000 initial minimum investment

o    dividends declared daily and paid monthly

Contents

Investment objectives and policies                               4

Why invest Scudder Premium Money
   Market Shares                                                 5

Additional information about policies
   and investments                                               6

Distribution and performance information                         7

Fund organization                                                8

Purchases                                                       10

Exchanges and redemptions                                       11

Transaction information                                         12

Shareholder benefits                                            16

Investment products and services                                19

How to contact Scudder                                          20

Investment objectives and policies

Investment objectives

Scudder Money Market Series (the "Fund"), a diversified series of Scudder Fund, Inc. (the "Corporation"), an open-end management investment company, seeks to provide high money market income while maintaining stability and liquidity of capital. The Fund seeks to maintain a constant net asset value of $1.00 per share and declares dividends daily.

The Fund invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These money market securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit, bankers' acceptances and variable amount master demand notes.

The dollar-weighted average maturity of the Fund's portfolio will vary with money market conditions, but is always 90 days or less in an effort to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. All securities in the Fund's portfolio must meet credit quality standards pursuant to procedures established by the Board of Directors.

Except as otherwise indicated, the Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objectives will be met.

Investments

The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. The Fund limits its investments in U.S. bank obligations to obligations of U.S. banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund may invest in U.S. dollar-denominated obligations of foreign banks subject to the following conditions: the foreign banks (based upon their most recent annual financial statements) at the time of investment (i) must have more than U.S. $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; (iii) have branches or agencies in the U.S.; and (iv) the obligations must be, in the opinion of the Fund's Investment Adviser, Scudder, Stevens & Clark, Inc., (the "Adviser") are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations.

Generally, the commercial paper purchased by the Fund consists of direct obligations of domestic corporate issuers, including bank holding companies, whose obligations, at the time of investment, are (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's"), "A-1" or higher by Standard & Poor's ("S&P") or "F-1" by Fitch Investors Service, Inc. ("Fitch"), (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Board of Directors.

The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that have remaining maturities of not more than 397 calendar days and that are rated "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Adviser of investment quality comparable to rated securities in which the Fund may invest.

In addition, the Fund may invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market funds. If the amendments are adopted, the Fund intends to comply with such new requirements.

Each of the above-referenced eligible investments and investment practices have certain risks associated with them. For a more complete description, please refer to the Fund's Statement of Additional Information.

Why invest in Scudder Premium Money Market Shares?

Scudder Money Market Series may be appropriate for investors desiring monthly income, yet who are also concerned about stability of their investment principal. A money market fund may be a good choice for investors who want their assets to grow through a stable investment, investors who want to keep their "nest egg" safe and handy, or those who are simply looking to "park" their investment capital for a limited period.

This product is designed for investors who have the resources and ability to maintain higher account balances and, in return, may be rewarded with above-average money fund income. The minimum initial investment for Premium shares of the Fund is $25,000 per account. By requiring larger account balances, the Fund strives to reduce the impact of fixed recordkeeping and other costs on overall expenses of this class of shares, leading to higher net income for shareholders.

Scudder Premium Money Market Shares also offers all of the traditional benefits of a money market mutual fund. Investors enjoy the benefit of a stable $1.00 share price objective, participation in a broad range of high quality money market securities, monthly income, and ready access to their money. A shareholder can purchase or redeem shares on a daily basis, in a variety of ways.

In addition, Scudder Premium Money Market Shares offers all the benefits of the Scudder

Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

Additional information about policies and investments

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.

The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes and may not make loans except through the lending of portfolio securities, the purchase of debt obligations or through repurchase agreements.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

The high quality securities in which the Fund invests are divided into "first tier" and "second tier" securities. First tier securities are those securities generally rated in the highest category by at least two rating agencies (or one, if only one rating agency has rated the security). Securities which are generally rated in the two highest categories by at least two rating agencies (or one, if only one rating agency has rated the security) and which do not qualify as first tier securities are second tier securities. The Adviser may determine, pursuant to procedures approved by the Board of Directors, that an unrated security is equivalent to a first tier or second tier security. The Fund will not invest more than 5% of its total assets in second tier securities or more than 1% of its total assets in second tier securities of a single issuer.

Obligations of U.S. Government agencies and instrumentalities. Obligations of U.S. Government agencies and instrumentalities are debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. The Fund will invest in obligations of U.S. Government agencies and instrumentalities only when the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Floating and variable rate instruments. Certain of the obligations that the Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase those securities at a specified time and price. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities might be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Municipal obligations. Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or higher by S&P or Fitch.

The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" by Moody's, "A-1" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Funds.

Letters of credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Adviser, are of investment quality comparable to other permitted investments of the Fund may be used for letter of credit backed investments.

Securities with put rights. The Fund may enter into put transactions with respect to obligations held in their portfolios with broker/dealers pursuant to a rule under the Investment Company Act of 1940 (the "1940 Act") and with commercial banks.

Third party puts. The Fund may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals, not exceeding 397 calendar days, to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding such a long-term bond and the dollar-weighted average maturity of the Fund would be adversely affected.

When-issued securities. The Fund may purchase securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

Distribution and performance information

Dividends and capital gains distribution

Dividends are declared daily and distributed monthly to shareholders. The Fund may take into account capital gains and losses (other than long-term capital gains) in its daily dividend declaration. The Fund may make additional distributions for tax purposes, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional Scudder Premium Money Market Shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Dividends ordinarily will vary from one class of the Fund to another.

Generally, dividends from net investment income are taxable to shareholders as ordinary income whether received in cash or additional shares.

Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. It is not expected that dividends will qualify for the dividends-received deduction for corporations.

The Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the performance of the Fund's Scudder Premium Money Market Shares may be included in advertisements, sales literature or shareholder reports. Performance information is computed separately for each class of Fund shares in accordance with formulae prescribed by the SEC. Performance figures will vary in part because of the different expense structures of the Fund's different classes. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "yield" of a class of the Fund refers to income generated by an investment in that class over a specified seven-day period. Yield is expressed as an annualized percentage. The "effective yield" of a class of the Fund is expressed similarly but, when annualized, the income earned by an investment in that class is assumed to be reinvested and will reflect the effects of compounding. "Total return" is the change in value of an investment in a particular class of the Fund for a specified period. The "average annual total return" is the average annual compound rate of return of an investment in a particular class of the Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in a particular class of the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in the relevant class of shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses as well as particular class expenses.

Fund organization

Scudder Fund, Inc. (the "Corporation") was formed in June 1982 as a Maryland corporation. The Corporation is a professionally managed, open-end diversified investment company registered under the 1940 Act.

The Corporation's activities are supervised by its Board of Directors. The Board of Directors, under applicable laws of the State of Maryland, in addition to supervising the actions of the Corporation's Adviser and Distributor, as set forth below, decides upon matters of general policy.

The Corporation has adopted a plan pursuant to Rule 18f-3 (the "Plan") under the 1940 Act to permit the Corporation to establish a multiple class distribution system for all of its Series.

Under the Plan, shares of each class represent an equal pro rata interest in a particular series and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its own "class expenses;" (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates to its administrative services, shareholder services and distribution arrangement; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate and distinct exchange privileges; (6) each class may have different conversion features, and (7) each class may have separate account size requirements. Expenses currently designated as "Class Expenses" by the Corporation's Board of Directors under the Plan include, for example, transfer agent fees attributable to a specific class, and certain securities registration fees.

In addition to the Scudder Premium Money Market Shares class offered herein, the Fund offers two other classes of shares, Scudder Money Market Managed Shares and Scudder Money Market Institutional Shares, which may have different fees and expenses (which affect performance), may have different minimum investment requirements and are entitled to different services. Additional information about these other classes of shares of the Fund may be obtained by contacting Scudder Investor Services, Inc.

Each share of the Scudder Premium Money Market Shares class of the Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of the Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Fund has determined that the matter affects only the interest of shareholders of one or more classes of the Fund, in which case only the shareholders of such class or classes of the Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Articles of Incorporation.

The Fund is not required to and has no current intention of holding annual shareholder meetings, although meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage Scudder Fund, Inc.'s daily investment and business affairs subject to the policies established by the Board of Directors.

Pursuant to its Investment Advisory Agreement (the "Agreement") with Scudder Fund, Inc. on behalf of the Fund, the Adviser regularly provides the Fund with investment research, advice and supervision and continuously furnishes an investment program for the Fund, consistent with the Fund's investment objectives and policies. The Agreement further provide that the Adviser will pay the compensation and certain expenses of all officers and certain employees of Scudder Fund, Inc. and make available to the Fund such of the Adviser's directors, officers and

(Continued on page 12)

Purchases

Opening                  Minimum initial investment: $25,000
an account

Make checks payable      o  By Mail          Send your completed and signed application and check
to "The Scudder
Funds."                                          by regular mail to:        or            by express, registered,
                                                                                          or certified mail to:

                                                 The Scudder Funds                        Scudder Shareholder
                                                 P.O. Box 2291                            Service Center
                                                 Boston, MA                               42 Longwater Drive
                                                 02107-2291                               Norwell, MA
                                                                                          02061-1612

                         o By   Wire         Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.
                                             Then call 1-800-225-5163  for instructions.

                         o In Person         Visit one of our Funds  Centers to complete your  application with the help of a Scudder representative.  Funds Center
                                             locations are listed  under  Shareholder benefits.

-------------------------------------------------------------------------------------------------------------------

Purchasing               Minimum additional investment: $1,000; IRAs $100
additional
shares

Make checks              o By Mail           Send a check with a Scudder  investment  slip, or with a letter of
payable to "The                              instruction including your account number and Scudder the complete
Funds."                                      Fund and class name, to the appropriate address listed above.

                         o By Wire           Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.


                         o In Person         Visit one of our Funds  Centers  to make an additional
                                             investment in your Scudder fund account. Funds Center locations are listed  under  Shareholder benefits.

                         o By Telephone      Please see Transaction information--Purchasing shares--
                                             By AutoBuy for more details.

                         o By Automatic      You may arrange to make investments on a regular  basis
                           Investment Plan   through automatic deductions from your bank checking
                           ($100 minimum)    account. Please call 1-800-225-5163 for more information and an enrollment form.

                                       10

Exchanges and redemptions

Exchanging     Minimum investments:       $25,000 to establish a new account;
shares                                    $100 to exchange among existing accounts

               o By Telephone              To speak with a service representative, call 1-800-225-5163 from
                                           8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                           Information Line, call 1-800-343-2890 (24 hours a day).

               o By Mail                   Print or type your instructions and include:
                 or Fax                      -   the name of the Fund and class and the  account  number you are exchanging from;
                                             -   your name(s) and address as they appear on your account;
                                             -   the dollar amount or  number of shares you wish to exchange;
                                             -   the name of the Fund and class you are  exchanging  into;
                                             -   your signature(s) as it appears on  your account; and
                                             -   a daytime telephone number.

                                          Send your instructions

                                          by regular mail to:   or   by express, registered,    or       by fax to:
                                                                     or certified mail to:

                                          The Scudder Funds          Scudder Shareholder                 1-800-821-6234
                                          P.O. Box 2291              Service Center
                                          Boston, MA                 42 Longwater Drive
                                          02107-2291                 Norwell, MA 02061-1612
--------------------------------------------------------------------------------------------------------------------------
Redeeming      o By Telephone             To  speak with a service representative, call 1-800-225-5163 from
shares                                    8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                          Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

               o By "Write-               You may redeem shares by writing checks against your account
                 A-Check"                 balance as often as you like for at least $1,000, but not more than
                                          $5,000,000.

               o By Mail                   Send your instructions for redemption to the appropriate address or fax
                 or Fax                    number above and include:
                                             -    the name of the Fund and class and account number you are
                                                  redeeming from;
                                             -    your  name(s) and address as they appear on your account;
                                             -    the dollar amount or number of shares you wish to  redeem;
                                             -    your signature(s) as it appears on your account; and
                                             -    a daytime telephone number.

                                           A signature guarantee is required for  redemptions over $100,000.
                                           See Transaction information--Redeeming shares.

               o By Automatic              You may arrange to receive automatic cash payments periodically.
                 Withdrawal                Call 1-800-225-5163 for more information and an enrollment form.
                 Plan


(Continued from page 9)

employees as are reasonably necessary for the Fund's operations or as may be duly elected officers or directors of Scudder Fund, Inc. Under the Agreement, the Adviser pays the Fund's office rent and will provide investment advisory research and statistical facilities and all clerical services relating to research, statistical and investment work. The Adviser, including the Adviser's employees who serve the Fund, may render investment advice, management and other services to others.

The Fund will bear all expenses not specifically assumed by the Adviser under the terms of the Agreement, including, among others, the fee payable to the Adviser as investment adviser, the fees of the Directors who are not "affiliated persons" of the Adviser, the expenses of all Directors and the fees and out-of-pocket expenses of Scudder Fund, Inc.'s Custodian and its Transfer Agent. For a more complete description of the expenses to be borne by the Fund, see "Investment Adviser" and "Distributor" in the Statement of Additional Information.

The Adviser receives a management fee at an annual rate equal to 0.20% of the average daily net assets of the Fund. Management fees are computed daily and paid monthly. The Adviser has agreed to waive .05% of its management fee until December 31, 1997.

Transfer agent

________________is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's custodian.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone or by "Write-A-Check" prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $1,000 or more to your existing account by wire.

By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the New York Stock Exchange (the "Exchange"), shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for most retirement plan accounts. However, "AutoBuy" transactions are available for Scudder IRA accounts.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

By "Write-A-Check." You may redeem shares by writing checks against your account balance for at least $1,000. Your Fund investments will continue to earn dividends until your check is presented to the Fund for payment.

Checks will be returned by the Fund's transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions of the Fund's Scudder Premium Money Market Shares, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of 4:00 p.m. and as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the total value of the Scudder Premium Money Market Shares, less all liabilities of the Shares, by the total number of the Shares outstanding. In calculating the net asset value per share, the Fund uses the amortized cost value.

Processing time

Purchases made by wire and received by the Fund's transfer agent before 4:00 p.m. on any business day are executed at 4:00 p.m. on that day and begin earning income the same day. Purchases made by check are executed on the day the check is received in good order by the Fund's transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Fund's transfer agent by 4:00 p.m. are executed at the net asset value calculated at the close of regular trading on that day and will not earn a dividend on the redeemed shares that day. If a redemption request is received by 4:00 p.m., proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends and capital gains distributions from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $25,000 (which minimum amount may be changed by the Board of Directors). Scudder retirement plans may have lower minimum account balance requirements.

Shareholders whose account balance falls below $15,000 for at least 30 days will be given 60 days' notice to bring the account back up to $15,000 or more. If the account balance is not increased in 60 days, Scudder reserves the right to close the account and send the proceeds to the shareholder's address of record.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

(THE FOLLOWING PARAGRAPH TO BE UPDATED)

Scudder Premium Money Market Shares is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Share investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager David Wines has responsibility for the Fund's day-to-day management. Mr. Wines focuses on overall investment strategy and has eight years of investment industry experience. Stephen L. Akers, Portfolio Manager, has managed several fixed-income portfolios since joining Scudder in 1984. Debra A. Hanson, Portfolio Manager, assists with the development and execution of investment strategy and has been with Scudder since 1983. K. Sue Cote, Portfolio Manager, joined Scudder in 1983 and has 13 years experience working with short-term fixed-income investments.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal CounselSM -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets. In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Premium shares of the Fund. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

Investment products and services


The Scudder Family of Funds+++
--------------------------------------------------------------------------------

Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series**
  Scudder Government Money Market Series**

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder California Tax Free Money Fund*
  Scudder New York Tax Free Money Fund*
  Scudder Tax- Free  Money Market Series**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund*
  Scudder Massachusetts Limited
    Term Tax Free Fund*
  Scudder Massachusetts Tax Free Fund*
  Scudder New York Tax Free Fund*
  Scudder Ohio Tax Free Fund*
  Scudder Pennsylvania Tax Free Fund*

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan *+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The First Iberian Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder World Income  Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. **Institutional classes of shares will not be available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

How to contact Scudder

Account Service and Information:

          For existing account service and transactions

               Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

               Scudder Electronic Account Services -- http://funds.scudder.com

          For personalized information about your Scudder accounts, exchanges and redemptions

               Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

          For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

               Scudder Investor Relations -- 1-800-225-2470
                                             Investor.Relations@scudder.com
               Scudder's World Wide Web Site -- http://funds.scudder.com

          For establishing 401(k) and 403(b) plans

               Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

          To receive information about this discount brokerage service and to obtain an application

               Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

          To receive information about this mutual fund portfolio guidance and management program

               Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Funds Center:

     Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

Scudder Fund, Inc. is an open-end management investment company comprised of three diversified money market portfolios: Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series (the "Funds"). Each Fund offers a Managed Shares class (the "Managed Shares"), which is described herein.

This prospectus sets forth concisely the information about Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series, that a prospective investor should know before investing. Please retain it for future reference.

Shares offered by the Funds are not insured or guaranteed by the U.S. Government. The Funds seek to maintain a constant net asset value of $1.00 per share, but there can be no assurance that a stable net asset value will be maintained.

If you require more detailed information, a Statement of Additional Information dated July 7, 1997, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission (the "SEC") and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 6.


Scudder
Managed Shares
------------------------------
o  Scudder Money Market Series

o  Scudder Tax Free
   Money Market Series

o  Scudder Government
   Money Market Series
------------------------------

Prospectus
July 7, 1997




Three pure no-load(TM) (no sales charges) mutual fund portfolios each seeking to provide high money-market income while maintaining stability and liquidity of capital.

 Expense information

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in the Funds***. By reviewing this table and those in other mutual funds' prospectuses, you can compare each Fund's share's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one Fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account for various transactions.

                                                                                     Scudder           Scudder
                                                                    Scudder          Tax Free         Government
                                                                 Money Market      Money Market      Money Market
                                                                   Series            Series             Series
                                                                   ------            ------             ------
    Sales commissions to purchase shares (sales load)               NONE              NONE               NONE
    Commissions to reinvest dividends                               NONE              NONE               NONE
    Redemption fees                                                 NONE*             NONE*              NONE*
    Fees to exchange shares                                         NONE              NONE               NONE

2) Annual operating expenses: Expenses paid by each Fund before it distributes its net investment income, expressed as a percentage of the average daily net assets for the fiscal year ended December 31, 1996.

    Investment management fee**                                     0.33%**           0.40%              0.19%**
    12b-1 fees                                                      NONE              NONE               NONE
    Other expenses                                                  0.22%             0.32%              0.36%
                                                                    ----              ----               ----
    Total operating expenses                                        0.55%**           0.72%              0.55%**
                                                                    ====              ====               ====

Example

Based on the estimated level of total operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Fund before it distributes its net investment income to shareholders. (As noted above, each Fund has no redemption fees of any kind.)

                   One Year                                            $6                $7                  $6
                   Three Years                                        $18               $23                 $18
                   Five Years                                         $31               $40                 $31
                   Ten Years                                          $69               $89                 $69

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire fee for redemptions under $1,000 with the exception of sweep accounts. For additional information, please refer to "Transaction information--Redeeming shares."

** Until July 7, 1997 the Adviser has agreed to waive a portion of its investment management fee. If the Adviser had not agreed to cap a portion of the investment management fee for the fiscal year ended December 31, 1996, total operating expenses for each Fund would have been: Scudder Money Market Managed Shares 0.62% and Scudder Government Money Market Managed Shares 0.77%.

*** The information on this page relates only to each Fund's Managed Shares. Each of the Funds also offers a class of Institutional Shares, and in addition, Scudder Money Market Series offers a class of Premium Money Market Shares. These classes of shares may have different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Additional information may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470.

 Financial highlights

  Scudder Money Market Series

  The following table includes selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements.

  If you would like more detailed information concerning Fund performance, audited financial statements are available in the Annual Report dated December 31, 1996 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                         Years Ended December 31,
                        --------------------------------------------------------------------------------------------
                          1996      1995     1994      1993      1992     1991      1990     1989    1988     1987
                        --------------------------------------------------------------------------------------------

  Net asset value,
    beginning of period   $1.00     $1.00    $1.00     $1.00     $1.00    $1.00     $1.00     $1.00   $1.00   $1.00
                          -----     -----    -----     -----     -----    -----     -----     -----   -----   -----

    Net investment
     income............    .049      .054     .038      .028      .037     .059      .076      .086    .070    .062

  Distributions from
    net investment
    income and net
    realized capital
    gains.............    (.049)    (.054)   (.038)    (.028)    (.037)   (.059)    (.076)    (.086)  (.070)  (.062)
                          -----     -----    -----     -----     -----    -----     -----     -----   -----   -----
  Net asset value, end
  of period...........    $1.00     $1.00    $1.00     $1.00     $1.00    $1.00     $1.00     $1.00   $1.00   $1.00
                          =====     =====    =====     =====     =====    =====     =====     =====   =====   =====

  Total Return (%)....    4.97(b)   5.57(b)  3.86(b)   2.81(b)   3.74(b)  6.07(b)   7.92(b)     8.93    7.21    6.35

  Ratios and
  Supplemental Data

  Net assets, end of
    year ($ millions)...    $431      $372     $367      $324      $305     $347      $385      $331    $389    $445

  Ratio of operating
    expenses to average
    daily net assets(%)(a)   .55       .55      .55       .55       .55      .55       .67       .72     .65     .68

  Ratio of net
   investment
   income to average
    net assets (%)......    4.86      5.45     3.84      2.78      3.76     5.93      7.64      8.56    6.95    6.08

  (a) Operating
  expense ratio
  including expenses
  reimbursed,
  management fee and
  other expenses not
  imposed (%)...........     .62       .68      .68       .66       .64      .64       .70        --      --      --

  (b) Total returns are higher, for the periods indicated, due to maintenance of the Fund's expenses.

As of July 7, 1997 Scudder Money Market Series has divided into two classes, of which the Scudder Money Market
Managed Shares is one. The data set forth above reflects the investment performance of the Managed
Shares class of Scudder Money Market Series prior to the redesignation.



 Financial highlights


  Scudder Tax Free Money Market Series

  The following table includes selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements.

  If you would like more detailed information concerning Fund performance, audited financial statements are available in the Annual Report dated December 31, 1996 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                           Years Ended December 31,
                             ------------------------------------------------------------------------------------

                               1996      1995    1994    1993    1992    1991     1990    1989    1988    1987
                             ------------------------------------------------------------------------------------

  Net asset value,
    beginning of period       $1.00     $1.00    $1.00   $1.00   $1.00   $1.00   $1.00    $1.00   $1.00   $1.00
                              -----     -----    -----   -----   -----   -----   -----    -----   -----   -----
    Net investment
     income............        .028      0.32     .023    .018    .025    .042    .053     .057    .049    .042

  Distributions from
    net investment income
    and net realized
    capital gains........      (.028)    (.032)   (.023)  (.018)  (.025)  (.042)  (.053)   (.057)  (.049)  (.042)
                               -----     -----    -----   -----   -----   -----   -----    -----   -----   -----

  Net asset value, end of
    period..............      $1.00     $1.00    $1.00   $1.00   $1.00   $1.00   $1.00    $1.00   $1.00   $1.00
                              -----     -----    -----   -----   -----   -----   -----    -----   -----   -----
                              -----     -----    -----   -----   -----   -----   -----    -----   -----   -----

  Total Return (%)......      2.88      3.30     2.29    1.85    2.56    4.20    5.47     5.91    4.98    4.25

  Ratios and Supplemental
  Data

  Net assets, end of
    year ($ millions)...      $165      $138     $125    $107     $91    $107    $135     $137    $261    $336

  Ratio of operating
    expenses to average
    daily net assets (%)        .72       .79      .77     .78     .77     .75     .77      .76     .60     .66

  Ratio of net investment
    income to average net
    assets (%)...........      2.84      3.25     2.26    1.83    2.54    4.14    5.33     5.72    4.85    4.14

As of July 7, 1997 Scudder Tax Free Money Market Series has divided into two classes, of which the Scudder Tax
Free Money Market Shares is one. The data set forth above reflects the investment performance of the Managed
Shares class of Scudder Tax Free Money Market Series prior to the redesignation.


 Financial highlights

  Scudder Government Money Market Series

  The following table includes selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements.

  If you would like more detailed information concerning Fund performance, audited financial statements are available in the Annual Report dated December 31, 1996 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.



                                                       Years Ended December 31,
                     ----------------------------------------------------------------------------------------------

                       1996     1995      1994      1993     1992      1991      1990      1989     1988    1987
                     ----------------------------------------------------------------------------------------------

 Net asset value,
    beginning of
    period.......     $1.00    $1.00     $1.00     $1.00    $1.00     $1.00     $1.00    $1.00      $1.00   $1.00
                      -----    -----     -----      -----    -----    -----      -----     -----    -----   -----

    Net investment
       income.....     .048     .054      .037      .026     .035      .056      .075     .084       .069    .061

  Distributions
    from net
    investment
    income and net
    realized
    capital gains     (.048)   (.054)    (.037)    (.026)   (.035)    (.056)    (.075)   (.084)     (.069)  (.061)
                       -----    -----     -----      -----    -----    -----      -----     -----    -----   -----

  Net asset value,
    end of period     $1.00    $1.00     $1.00     $1.00    $1.00     $1.00     $1.00    $1.00      $1.00   $1.00
                      -----    -----     -----      -----    -----    -----      -----     -----    -----   -----
                      -----    -----     -----      -----    -----    -----      -----     -----    -----   -----

  Total Return (%)   4.91(b)  5.49(b)   3.75(b)   2.68(b)  3.51(b)   5.65(b)   7.73(b)  8.81(b)      7.13    6.24

  Ratios and
  Supplemental Data

  Net assets, end
    of year ($
    millions)......     $28      $50       $69       $92     $151       $87       $82      $64       $409    $587

  Ratio of
    operating
    expenses to
    average daily
    net assets
    (%)(a).........     .55      .55       .55       .55      .55       .55       .73      .75        .69     .69

  Ratio of net
    investment
    income to
    average net
    assets (%)....     4.81     5.36      3.61      2.65     3.39      5.54      7.48     8.42       6.83    6.01

  (a) Operating
  expense ratio
  including
  expenses
  reimbursed,
  management fee
  and other
  expenses not
  imposed (%)......     .77      .86       .84       .77      .76       .80       .80      .80         --      --

(b)  Total returns are higher, for the periods indicated, due to maintenance of the Fund's expenses.

As of July 7, 1997 Scudder Government Money Market Series has divided into three classes, of which the Scudder
Government Money Market Shares is one. The data set forth above reflects the investment performance of the Managed
Shares class of Scudder Government Money Market Series prior to the redesignation.


 A message from Scudder's chairman

Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $115 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of _________________, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                                 /s/Daniel Pierce


 Scudder Managed Shares

Three pure no-load(TM) (no sales charges) mutual funds, each investing in different types of money market investments.

   o  Scudder Money Market Series

   o  Scudder Tax Free Money Market Series

   o  Scudder Government Money Market Series

Investment objectives

o  high money market income while maintaining stability and liquidity of capital

Investment characteristics

o  stable share price

o  convenient, daily liquidity

o  $100,000 minimum investment

o  dividends declared daily and paid monthly




 Contents

Investment objectives and policies                        7
Scudder Money Market Series                               7
Scudder Tax Free Money Market Series                      8
Scudder Government Money Market Series                    9
Why invest in Managed Shares?                             9
Additional information about policies and investments    10
Purchases                                                12
Exchanges and redemptions                                13
Distribution and performance information                 14
Fund organization                                        15
Transaction information                                  17
Shareholder benefits                                     20
Investment products and services                         24
How to contact Scudder                                   25

Investment objectives and policies

Investment objectives

Set forth below is a description of the investment objectives and policies of Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series (the "Funds"). The Funds seek to provide high money market income while maintaining stability and liquidity of capital. In addition, Scudder Tax Free Money Market Series seeks to provide current income that is exempt from federal income taxes.

Each Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a constant net asset value of $1.00 per share, but there is no assurance that each will be able to do so.

Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market funds. If the amendments are adopted, each Fund intends to comply with such new requirements.

Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in each Fund's objectives. There can be no assurance that any of the Funds will achieve its investment objectives.


Scudder Money Market Series

Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These money market securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit, bankers' acceptances and variable amount master demand notes.

Investments

The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. The Fund limits its investments in U.S. bank obligations to banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund may invest in U.S. dollar-denominated obligations of foreign banks subject to the following conditions: the foreign banks (based upon their most recent annual financial statements) at the time of investment (i) must have more than U.S. $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; (iii) have branches or agencies in the U.S.; and (iv) the obligations must be, in the opinion of the Fund's investment adviser Scudder, Stevens & Clark, Inc. (the "Adviser"), of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations.

Generally, the commercial paper purchased by the Fund consists of direct obligations of domestic corporate issuers, including bank holding companies, which obligations, at the time of investment, are (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's"), "A-1" or higher by Standard & Poor's ("S&P") or "F-1" by Fitch Investors Service, Inc. ("Fitch"), (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or higher by Moody's or "AA" or better by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Board of Directors.

The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that are rated "Aa" or higher by Moody's or "AA" or better by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Adviser of an investment quality comparable to rated securities in which the Fund may invest.

All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Fund's Board of Directors.

In addition, the Fund may invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Each of the above-referenced eligible investments and investment practices have certain risks associated with them. For a more complete description, please refer to the Fund's Statement of Additional Information.


Scudder Tax Free Money
Market Series

Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests primarily in high-quality municipal obligations the interest on which is exempt from federal income taxes and that have remaining maturities of not more than 397 calendar days. Opinions relating to the exemption of interest on municipal obligations from federal income tax are rendered by bond counsel to the municipal issuer. The Fund may also invest in certain taxable obligations on a temporary defensive basis, as described below.

Investments

From time to time the Fund may invest 25% or more of the current value of its total assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations. For example, certain municipal obligations accrue interest that is paid from revenues of similar type projects; other municipal obligations have issuers located in the same state.

The Fund may elect, pending the investment of proceeds of sales of shares or proceeds from sales of portfolio securities or in anticipation of redemptions, or to maintain a "defensive" posture when, in the opinion of the Adviser, it is advisable to do so because of market conditions, to invest temporarily up to 20% of the current value of its total assets in cash reserves or taxable securities. Under ordinary market conditions, the Fund will maintain at least 80% of the value of its total assets in obligations that are exempt from federal income taxes and are not subject to the alternative minimum tax. The foregoing constitutes a fundamental policy that cannot be changed without the approval of a majority of the outstanding shares of the Fund.

The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal obligations. The more limited marketability of municipal obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal obligations might lose tax-exempt status in the event of a change in the tax laws.

All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Fund's Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors determine that such disposal would not be in the best interests of the Fund.

In addition, the Fund may enter into repurchase agreements, and invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Each of the above-referenced eligible investments and investment practices have certain risks associated with them. For a more complete description, please refer to the Fund's Statement of Additional Information.


Scudder Government
Money Market Series

Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements.

In addition, the Fund may invest in variable or floating rate obligations, when-issued securities and securities with put features.

Each of the above-referenced eligible investments and investment practices have certain risks associated with them. For a more complete description, please refer to the Fund's Statement of Additional Information.


 Why invest in Managed Shares?

Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series each seek to provide investors with as high a level of current income as is consistent with its stated investment objectives and policies and with the preservation of capital and liquidity.

The Managed Shares class of the Funds are designed for investors who have the resources and ability to maintain higher account balances and, in return, may be rewarded with above average money fund income. The minimum initial investment of each Fund's Managed Shares Class is $100,000 per account. By requiring larger account balances, each Fund strives to reduce the impact of fixed recordkeeping and other costs on overall expenses of this class of shares, leading to potentially higher net income for Managed Shares shareholders.

The Funds also offer all of the traditional benefits of a money market mutual fund. Investors enjoy the benefit of a stable $1.00 share price objective, participation in a broad range of high quality money market securities, and easy access to their money. A shareholder can purchase or redeem shares on a daily basis, in a variety of ways.

In addition, each Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.


 Additional information about policies and investments

Investment restrictions

Each Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce each Fund's investment risk. Each Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes and may not make loans except through the lending of portfolio securities, the purchase of debt obligations or through repurchase agreements.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Funds' Statement of Additional Information.

The high quality securities in which the Funds invest are divided into "first tier" and "second tier" securities. First tier securities are those securities generally rated in the highest category by at least two rating agencies (or one, if only one rating agency has rated the security). Securities which are generally rated in the two highest categories by at least two rating agencies (or one, if only one rating agency has rated the security) and which do not qualify as first tier securities are second tier securities. The Adviser may determine, pursuant to procedures approved by the Directors, that an unrated security is equivalent to a first tier or second tier security. Neither Scudder Money Market Series nor Scudder Government Money Market Series will invest more than 5% of its total assets in second tier securities or more than 1% of its total assets in second tier securities of a single issuer. Scudder Tax Free Money Market Series is able to invest without limit in second tier securities.

Obligations of U.S. Government agencies and instrumentalities. Obligations of U.S. Government agencies and instrumentalities are debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. The Funds will invest in obligations of U.S. Government agencies and instrumentalities only when the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Floating and variable rate instruments. Certain of the obligations that each Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals.

Repurchase agreements. As a means of earning income for periods as short as overnight, each Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase those securities at a specified time and price. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities might be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Municipal obligations. Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

Scudder Tax Free Money Market Series may invest in excess of 25% of its assets in industrial development bonds subject to the Fund's fundamental investment policy requiring that it maintain at least 80% of the value of its total assets in obligations that are exempt from federal income tax and are not subject to the alternative minimum tax. For purposes of the Fund's fundamental investment limitation regarding concentration of investments in any one industry, industrial development bonds will be considered representative of the industry for which purpose that bond was issued.

Scudder Money Market Series' and Scudder Tax Free Money Market Series' investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch.

The Funds' investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Funds may invest in municipal commercial paper that is rated at the date of purchase "P-1" by Moody's, "A-1" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Funds may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Funds.

Letters of credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Adviser, are of investment quality comparable to other permitted investments of the Funds may be used for letter of credit backed investments.

Securities with put rights. The Funds may enter into put transactions with respect to obligations held in their portfolios with broker/dealers pursuant to a rule under the Investment Company Act of 1940 (the "1940 Act") and with commercial banks.

Third party puts. The Funds may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals, not exceeding 397 calendar days, to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status,

(Continued on page 14)

 Purchases

Opening              Minimum initial investment: $100,000; IRAs $100,000
an account

Make checks          o  By Mail              Send your completed and signed application and check
payable to "The
Scudder Funds."                                           by regular, express, registered,
                                                          or certified mail to:

                                                          Scudder Shareholder Service Center
                                                          42 Longwater Drive
                                                          Norwell, MA
                                                          02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.
                                             Then call 1-800-854-8525 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center
                                             locations are listed under Shareholder benefits.
------------------------------------------------------------------------------------------------------------------------
Purchasing           Minimum additional investment: no minimum; IRAs $100
additional
shares

Make checks          o  By Mail              Send a check with a Scudder investment slip, or with a letter of
payable to "The                              instruction including your account number and the complete
Scudder Funds."                              Fund and class  name, to the appropriate address listed above.


                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.


                     o  In Person            Visit one of our Funds Centers to make an additional
                                             investment in your Scudder fund account. Funds Center
                                             locations are listed under Shareholder benefits.

                     o  By Telephone         Please see Transaction information--Purchasing shares--
                                             By AutoBuy for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis
                        Investment Plan      through automatic  deductions from your bank checking
                        ($100 minimum)       account. Please call 1-800-854-8525 for more information and an enrollment form.


 Exchanges and redemptions

Exchanging         Minimum investments:    $100,000 to establish a new account;
shares                                     $100 to exchange among existing accounts

                   o  By Telephone    To speak with the Transfer Agent, please call 1-800-854-8525 or to access SAIL(TM), Scudder's Automated Information Line, call
                                      1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and class and the  account  number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to exchange;
                                        - the name of the Fund and class you are exchanging into;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.

                                      Send your instructions

                                      by regular mail to:     or   by express, registered,      or   by fax to:
                                                              or certified mail to:

                                      The Scudder Funds           Scudder Shareholder           1-800-444-1475
                                      P.O. Box 2291               Service Center
                                      Boston, MA 02107-2291       42 Longwater Drive
                                                                  Norwell, MA 02061-1612
------------------------------------------------------------------------------------------------------------------------
Redeeming          o By Telephone    To speak with the Transfer Agent, please call 1-800-854-8525 or to
shares                               access SAIL(TM), Scudder's Automated Information Line, call
                                     1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your  predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                   o By "Write-      You may redeem shares by writing checks against your account
                     A-Check"        balance as often as  you like for at least $1,000, but not more than
                                     $5,000,000.

                   o By Mail         Send your instructions for redemption to the appropriate address or fax
                     or Fax          number above and include:
                                        - the name of the Fund and class and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.

                                      A signature guarantee is required for redemptions over $100,000.

                                     See Transaction information--Redeeming shares.

                   o By Automatic    You may arrange to receive automatic cash payments periodically.
                     Withdrawal      Call 1-800-854-8525 for more information and an enrollment form.
                     Plan

(Continued from page 11)

the put option will terminate automatically, the risk to a Fund will be that of holding such a long-term bond and the dollar-weighted average maturity of the Fund would be adversely affected.

When-issued securities. Each Fund may purchase securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase.

Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.


 Distribution and performance information

Dividends and capital gains distributions

The Funds' dividends from net investment income are declared daily and distributed monthly. The Funds may take into account capital gains and losses (other than long-term capital gains) in their daily dividend declaration. An additional distribution for tax purposes may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional Managed Shares of the same Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Dividends ordinarily will vary from one class of a Fund to another.

Generally, dividends from net investment income are taxable to shareholders as ordinary income whether received in cash or additional shares.

Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. It is not expected that dividends will qualify for the dividends-received deduction for corporations.

For the Scudder Tax Free Money Market Series, distributions of tax-exempt income are not subject to federal income taxes, except for the possible applicability of the alternative minimum tax. However, distributions may be subject to state and local income taxes. A portion of the Fund's income, including income from repurchase agreements, gains from options, and market discount bonds, may be taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt income are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes.

Each Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of performance of the Managed Shares of a Fund may be included in advertisements, sales literature or shareholder reports. Performance information is computed separately for each class of each Fund in accordance with formulae prescribed by the SEC. Performance figures will vary in part because of the different expense structures of each Fund's classes. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "yield" of a class of a Fund refers to income generated by an investment in a Fund over a specified seven-day period. Yield is expressed as an annualized percentage. The "effective yield" of a class of a Fund is expressed similarly but, when annualized, the income earned by an investment in that class is assumed to be reinvested and will reflect the effects of compounding. "Total return" is the change in value of an investment in a class of a Fund for a specified period. The "average annual total return" of a Fund is the average annual compound rate of return of an investment in a particular class of a Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in a particular class of a Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in the relevant class of shares of a Fund.

Scudder Tax Free Money Market Series's tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for the Fund shareholder. Yield for the Fund is expressed as an annualized percentage. The "effective yield" of Scudder Tax Free Money Market Series is expressed similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested and will reflect the effects of compounding. The yield of Scudder Tax Free Money Market Series refers to the income generated by an investment in the Fund over a specified seven-day period.

Performance will vary based upon, among other things, changes in market conditions and the level of a Fund's expenses as well as particular class expenses.


 Fund organization

Company organization

Scudder Fund, Inc. (the "Corporation") was formed on June 18, 1982 as a corporation under the laws of the State of Maryland. The Corporation is a professionally managed, open-end diversified investment company registered under the 1940 Act. The Corporation's activities are supervised by its Board of Directors. The Board of Directors, under applicable laws of the State of Maryland, in addition to supervising the actions of the Adviser and Distributor, as set forth below, decides upon matters of general policy.

The Corporation has adopted a plan pursuant to Rule 18f-3 (the "Plan") under the 1940 Act to permit the Corporation to establish a multiple class distribution system for all of the Funds, except Money Market. The plan was approved by the Fund's Board of Directors at a meeting on April 24, 1997.

Under the Plan, shares of each class represent an equal pro rata interest in a particular Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its own "class expenses;" (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates to its Administrative and Shareholding Services and distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate and distinct exchange privileges; (6) each class may have different conversion features, and (7) each class may have separate account size requirements. Expenses currently designated as "Class Expenses" by the Corporation's Board of Directors under the Plan include, for example, transfer agent fees attributable to a specific class, and certain securities registration fees.

In addition to the Managed Shares class offered herein, each of Scudder Tax Free Money Market and Scudder Government Money Market Series offers another class of shares, Institutional Shares, and Scudder Money Market Series offers two other classes of shares, Institutional Shares and Premium Money Market Shares. Each of these other classes of shares may have different fees and expenses (which may affect performance), may have different minimum investment requirements and are entitled to different services. Additional information about these other classes of shares of the Funds may be obtained by contacting the Distributor at the address or number listed above.

Each share of the Managed Share class of each Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of each Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Corporation has determined that the matter affects only the interest of shareholders of one or more classes of a Fund, in which case only the shareholders of such class or classes of that Fund shall be entitled to voter thereon. Any matter shall be deemed to have been effectively acted upon with respect to a Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Articles of Incorporation.

The Corporation is not required to and has no current intention of holding annual shareholder meetings, although meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

Scudder Fund, Inc. retains the investment management firm of Scudder, Stevens & Clark, Inc. (the "Adviser"), a Delaware corporation, to manage the Corporation's daily investment and business affairs subject to the policies established by the Board of Directors.

Pursuant to its Investment Advisory Agreement (the "Agreement") with Scudder Fund, Inc. on behalf of each Fund, the Adviser regularly provides each Fund with investment research, advice and supervision and continuously furnishes an investment program for each Fund consistent with its investment objectives and policies. The Agreement further provides that the Adviser will pay the compensation and certain expenses of all officers and certain employees of the Corporation and make available to each Fund such of the Adviser's directors, officers and employees as are reasonably necessary for the Fund's operations or as may be duly elected officers or directors of the Corporation. Under the Agreement, the Adviser pays each Fund's office rent and will provide investment advisory research and statistical facilities and all clerical services relating to research, statistical and investment work. The Adviser, including the Adviser's employees who serve the Funds, may render investment advice, management and other services to others.

Each Fund will bear all expenses not specifically assumed by the Adviser under the terms of the Agreements, including, among others, the fee payable to the Adviser as investment adviser, the fees of the Directors who are not "affiliated persons" of the Adviser, the expenses of all Directors and the fees and out-of-pocket expenses of the Corporation's Custodian and its Transfer Agent. For a more complete description of the expenses to be borne by the Funds, see

"Investment Adviser" and "Distributor" in the Statement of Additional
Information.

The Adviser received a management fee from Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series of 0.40% for the first $1.5 billion and 0.35% for all assets thereafter, for the fiscal year ended December 31, 1996. As determined at the Board of Directors meeting on April 24, 1997, the Adviser will receive effective July 7, 1997 an annual fee of 0.25% of each Fund's average daily net assets. The Adviser has agreed to a management fee waiver of 0.05%, 0.10% and 0.15% for the Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series, respectively. Management fees are computed daily and paid monthly.

Scudder, Stevens & Clark, Inc., is located at Two International Place, Boston, Massachusetts.

Transfer agent

__________ is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is Scudder Fund, Inc.'s principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of Scudder Fund, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Funds.

Custodian

State Street Bank and Trust Company is the Funds' custodian.

Each Fund, on behalf of its Managed Shares class, may enter into arrangements with banks and other institutions which are omnibus account holders of shares of the Managed Shares class providing for the payment of fees to the institution for maintaining accounts of beneficial owners of the omnibus account in amounts not greater than the amount the Fund would have paid in transfer agency fees if the Funds' transfer agent maintained the accounts of those beneficial owners on the books of the fund. Such payments are expenses of the respective Managed Shares class only.


 Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone or by "Write-A-Check" prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-854-8525 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:
-- the name of the fund and class in which the money is to be invested, -- the account number of the fund and class, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $1,000 or more to your existing account by wire with the exception of a sweep account.

By exchange. Managed Shares of each Fund may be exchanged for Managed Shares of any other Fund of the Corporation or for shares of other Funds in the Scudder Family of Funds, unless otherwise determined by the Directors. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-854-8525 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-854-8525 for more information.

To purchase additional shares, call 1-800-854-8525. Purchases must be for at least $1,000 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the New York Stock Exchange (the "Exchange"), shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for most retirement plan accounts. However, "AutoBuy" transactions are available for Scudder IRA accounts.

Redeeming shares

The Funds allow you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-854-8525 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions less than $1,000 with the exception of sweep accounts.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Funds' transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

 By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-854-8525 for more information.

To redeem shares, call 1-800-854-8525. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-854-8525.

By "Write-A-Check." You may redeem shares by writing checks against your account balance for at least $1,000. Your Fund investments will continue to earn dividends until your check is presented to the Fund for payment.

Checks will be returned by the Fund's transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Funds use procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions of a Fund's Managed Shares, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of 4:00 p.m., the close of regular trading on the Exchange, on each day the Exchange is open for trading and at 2:00 p.m. for the

Scudder Tax Free Money Market Series. Net asset value per share is calculated by dividing the total value of net assets attributable to a class, less all liabilities attributable to that class, by the total number of shares outstanding for the class. In calculating the net asset value per share, each Fund uses the amortized cost value.

Processing time

Purchases made by wire and received by the Funds' transfer agent before noon on any business day are executed at 4:00 p.m. (2:00 p.m. for the Scudder Tax Free Money Market Series) on that day and begin earning income the same day. Purchases made by check are executed on the day the check is received in good order by the Funds' transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Funds' transfer agent by 4:00 p.m. (2:00 p.m. for the Scudder Tax Free Money Market Series) are executed at the net asset value calculated at the close of regular trading on that day and will earn a dividend on the redeemed shares that day. If a redemption request is received by 4:00 p.m. (2:00 p.m. for the Scudder Tax Free Money Market Series), proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-854-8525.

The Funds will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

The Funds and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends and capital gains distributions from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $100,000, which amount may be changed by the Board of Directors. Scudder retirement plans have similar or lower minimum share balance requirements.

Shareholders whose account balance falls below $100,000 for at least 60 days will be given 60 days' notice to bring the account back up to $100,000 or more. If the account balance is not increased within 60 days, Scudder reserves the right to close the account and send the proceeds to the shareholder's address of record.

Please refer to "Exchanges and Redemptions--Other information" in the Funds' Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

 Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

The Managed Shares are managed by a team of Scudder investment professionals who each play an important role in each Fund's management process. Team members work together to develop investment strategies and select securities for each Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager David Wines assumed responsibility for the Fund's day-to-day management in 1996. Mr. Wines focuses on overall investment strategy and has eight years of investment industry experience. Stephen L. Akers, Portfolio Manager, joined the Fund's team in 1994 and has managed several fixed-income portfolios since joining Scudder in 1984. Debra A. Hanson, Portfolio Manager, assists with the development and execution of investment strategy and has been with Scudder since 1983.

K. Sue Cote, Portfolio Manager, joined Scudder in 1983 and has 13 years experience working with short-term fixed-income investments.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets. In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Managed Shares of the Fund. Please call 1-800-854-8525 to request this feature.

Special Monthly Summary of Accounts.

A special service is available to banks, brokers, investment advisers, trust companies and others who have a number of accounts in one or more of the Funds. A monthly summary of accounts can be provided, showing for each account the account number, the month-end share balance and the dividends and distributions paid during the month.

Shareholder Reports

Each Fund sends to its shareholders, semi-annually, reports showing the investments in the Fund and other information (including unaudited financial statements) pertaining to that Fund. An annual report, containing financial statements audited by independent accountants, is sent to shareholders each year.

Shareholder inquiries should be addressed to Scudder Fund, Inc.,
______________________.


Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

 Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

   o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

   o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

   o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.

   o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

   o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

   o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

 Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------

Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series**
  Scudder Government Money Market Series**


Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder California Tax Free Money Fund*
  Scudder New York Tax Free Money Fund*
  Scudder Tax-Free Money Market Series**


Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund*
  Scudder Massachusetts Limited
    Term Tax Free Fund*
  Scudder Massachusetts Tax Free Fund*
  Scudder New York Tax Free Fund*
  Scudder Ohio Tax Free Fund*
  Scudder Pennsylvania Tax Free Fund*


U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund


Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund


Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio


U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund


U.S. Growth
-----------

  Value
  -----
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
  ------
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund


Global Growth
-------------

  Worldwide
    Scudder Global Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund


Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan *+++ +++
    (a variable annuity)


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The First Iberian Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder World Income  Opportunities
    Fund, Inc.


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. **Institutional class of shares will not be available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

 How to contact Scudder

Account Service and Information:

    For existing account service and transactions

             Scudder Investor Relations -- 1-800-225-5163

    For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

             Scudder Electronic Account Services -- http://funds.scudder.com

    For personalized information about your Scudder accounts, exchanges and redemptions

             Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

    For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

             Scudder Investor Relations -- 1-800-225-2470
                                             Investor.Relations@scudder.com
             Scudder's World Wide Web Site -- http://funds.scudder.com

    For establishing 401(k) and 403(b) plans
             Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

    To receive information about this discount brokerage service and to obtain an application

             Scudder Brokerage Services* -- 1-800-700-0820

Personal CounselSM -- A Managed Fund Portfolio Program:

    To receive information about this mutual fund portfolio guidance and management program

             Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Funds Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061-- Member NASD/SIPC.

Scudder Fund, Inc. is an open-end management investment company comprised of three diversified money market portfolios: Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series (the "Funds"). Each Fund offers an institutional class of shares (the "Institutional Shares"), which is described herein.

This prospectus sets forth concisely the information about Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series, that a prospective investor should know before investing. Please retain it for future reference.

Shares offered by the Funds are not insured or guaranteed by the U.S. Government. The Funds seek to maintain a constant net asset value of $1.00 per share, but there can be no assurance that a stable net asset value will be maintained.

If you require more detailed information, a Statement of Additional Information dated July 7, 1997, as amended from time to time, may be obtained without charge by writing 345 Park Avenue, New York, New York 10154 or calling 1-800-854-8525. A Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission (the "SEC") and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 6.


Scudder
Institutional Shares
------------------------------
o  Scudder Money Market Series

o  Scudder Tax Free
   Money Market Series

o  Scudder Government
   Money Market Series
------------------------------
Prospectus
July 7, 1997




Three pure no-load(TM) (no sales charges) mutual fund portfolios, each seeking to provide high money market income while maintaining stability and liquidity of capital.

Expense information

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Money Market Institutional Shares, Scudder Tax Free Money Market Institutional Shares and Scudder Government Money Market Institutional Shares.* By reviewing this table and those in other mutual funds' prospectuses, you can compare each Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one Fund to another. As a result, all of your investment goes to work for you.

1)   Shareholder  transaction  expenses:   Expenses  charged  directly  to  your
     individual account for various transactions.

                                                                  Scudder     Scudder Tax Free   Scudder Government
                                                               Money Market    Money Market            Money
                                                                  Series           Series           Market Series
                                                                  ------           ------           -------------
     Sales commissions to purchase shares (sales load)             NONE             NONE                NONE
     Commissions to reinvest dividends                             NONE             NONE                NONE
     Redemption fees                                               NONE             NONE                NONE
     Fees to exchange shares                                       NONE             NONE                NONE

2) Annual operating expenses: Estimated expenses paid by each Fund before it distributes its net investment income, expressed as a percentage of the average daily net assets for the fiscal year ended December 31, 1997.

     Investment management fee*                                    0.20%*           0.15%*            0.10%*
     12b-1 fees                                                    NONE             NONE              NONE
     Other expenses                                                0.06%            0.14%             0.21%
                                                                   -----            -----             -----
     Total operating expenses                                      0.26%*           0.29%*            0.31%*
                                                                   =====            =====             =====

Example
Based on the estimated level of total operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

One Year                                                            $ 3              $ 3              $ 3
Three Years                                                         $ 8              $ 9              $10

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* The information set forth in the foregoing table and example relates only to the Funds' class of Institutional Shares. Each of the Funds also offers a class of managed shares, in addition, Scudder Money Market Series offers a class of Premium Money Market Shares. These classes of shares may have different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained by contacting Scudder Fund, Inc., 345 Park Avenue, New York, NY 10154 or calling 1-800-854-8525.

** Until December 31, 1997, the Adviser has agreed to waive a portion of its investment management fee. If the Adviser had not agreed to waive a portion of the Investment Management fee, total operating expenses for each Fund are estimated to be: Scudder Money Market Institutional Shares 0.31%, Scudder Tax Free Money Market Institutional Shares 0.39% and Scudder Government Money Market Institutional Shares 0.46%.

A message from Scudder's chairman

Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $115 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Daniel Pierce


Scudder Institutional Shares


Three pure no-load(TM) (no sales charges) mutual funds each investing in different types of money market investments:

   o  Scudder Money Market Series

   o  Scudder Tax Free Money Market Series

   o  Scudder Government Money Market Series

Investment objectives

o high money market income while maintaining stability and liquidity of capital

Investment characteristics

o    stable share price
o    easy liquidity
o    $1 million minimum investment
o    dividends declared daily and paid monthly


Contents

Investment objectives and policies.................... 4
Scudder Money Market Series........................... 4
Scudder Tax Free Money Market Series.................. 5
Scudder Government Money Market Series................ 6
Why invest in Institutional Shares?................... 6
Additional information about policies
   and investments.................................... 7
Purchases, exchanges and redemptions..................10
Distribution and performance information..............11
Fund organization.....................................12
Transaction information...............................14
Shareholder benefits..................................19
Investment products and services......................20
How to contact Scudder................................21

Investment objectives and policies

Investment objectives

Set forth below is a description of the investment objectives and policies of Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series (the "Funds"). The Funds seek to provide high money market income while maintaining stability and liquidity of capital. In addition, Scudder Tax Free Money Market Series seeks to provide current income that is exempt from federal income taxes. Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in each Fund's objectives. There can be no assurance that any of the Funds will achieve its investment objectives.

Each Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a net asset value per share of $1.00, but there is no assurance that it will be able to do so.

Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market funds. If the amendments are adopted, each Fund intends to comply with such new requirements.


Scudder Money Market Series

Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These money market securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit, bankers' acceptances and variable amount master demand notes.

Investments

The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. The Fund limits its investments in U.S. bank obligations to banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund may invest in U.S. dollar-denominated obligations of foreign banks subject to the following conditions: the foreign banks (based upon their most recent annual financial statements) at the time of investment (i) must have more than U.S. $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; (iii) have branches or agencies in the U.S.; and (iv) the obligations must be, in the opinion of the Funds' investment Adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations.

Generally, the commercial paper purchased by the Fund consists of direct obligations of domestic corporate issuers, including bank holding companies, which obligations, at the time of investment, are (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's"), "A-1" or higher by Standard & Poor's ("S&P") or "F-1" by Fitch Investors Service, Inc. ("Fitch"), (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Board of Directors.

The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that are rated "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Adviser of an investment quality comparable to rated securities in which the Fund may invest.

All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Fund's Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors determine that such disposal would not be in the best interests of the Fund. In addition, the Fund may invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Each of the above-referenced eligible investments and investment practices have certain risks associated with them. For a more complete description, please refer to the Funds' Statement of Additional Information.

Scudder Tax Free Money Market Series

Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests primarily in high-quality municipal obligations the interest on which is exempt from federal income taxes and that have remaining maturities of not more than 397 calendar days. Opinions relating to the exemption of interest on municipal obligations from federal income tax are rendered by bond counsel to the municipal issuer. The Fund may also invest in certain taxable obligations on a temporary defensive basis, as described below.

Investments

From time to time the Fund may invest 25% or more of the current value of its total assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations. For example, certain municipal obligations accrue interest that is paid from revenues of similar type projects; other municipal obligations have issuers located in the same state.

The Fund may elect, pending the investment of proceeds of sales of shares or proceeds from sales of portfolio securities or in anticipation of redemptions, or to maintain a "defensive" posture when, in the opinion of the Adviser, it is advisable to do so because of market conditions, to invest temporarily up to 20% of the current value of its total assets in cash reserves or taxable securities. Under ordinary market conditions, the Fund will maintain at least 80% of the value of its total assets in obligations that are exempt from federal income taxes and are not subject to the alternative minimum tax. The foregoing constitutes a fundamental policy that cannot be changed without the approval of a majority of the outstanding shares of the Fund.

The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal obligations. The more limited marketability of municipal obligations may make it difficult in certain circumstances to dispose of large investments advantageously.

In addition, certain municipal obligations might lose tax-exempt status in the event of a change in the tax laws.

All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Fund's Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors determine that such disposal would not be in the best interests of the Fund. In addition, the Fund may enter into repurchase agreements, and invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Each of the above-referenced eligible investments and investment practices have certain risks associated with them. For a more complete description, please refer to the Funds' Statement of Additional Information.

Scudder Government Money Market Series

Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements.

In addition, the Fund may invest in variable or floating rate obligations, when-issued securities and securities with put features. Each of the above-referenced eligible investments and investment practices have certain risks associated with them. For a more complete description, please refer to the Funds' Statement of Additional Information.

Why invest in Institutional Shares?

Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series each seek to provide investors with as high money market income as is consistent with a level of investment policies and with the preservation of capital and liquidity. The Funds are designed for institutional and individual investors who have the resources and ability to maintain higher account balances and, in return, may be rewarded with above average money fund income. The minimum initial investment for each class of the Institutional Shares is $1,000,000 per account. By requiring larger account balances, each Fund strives to reduce the impact of fixed recordkeeping and other costs on overall expenses of this class of shares, leading to potentially higher net income for participating investors.

Each Fund also offers all of the traditional benefits of a money market mutual fund. Investors enjoy the benefit of a stable $1.00 share price objective, participation in a broad range of high quality money market securities, monthly income, and ready access to their money. A shareholder can purchase or redeem shares on a daily basis, in a variety of ways.

Additional information about policies and investments

Investment restrictions

Each Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Funds' investment risk. Each Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes and may not make loans except through the lending of portfolio securities, the purchase of debt obligations or through repurchase agreements.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Funds' Statement of Additional Information.

The high quality securities in which the Funds invest are divided into "first tier" and "second tier" securities. First tier securities are those securities generally rated in the highest category by at least two rating agencies (or one, if only one rating agency has rated the security). Securities which are generally rated in the two highest categories by at least two rating agencies (or one, if only one rating agency has rated the security) and which do not qualify as first tier securities are second tier securities. The Adviser may determine, pursuant to procedures approved by the Directors, that an unrated security is equivalent to a first tier or second tier security.

Each of Scudder Money Market Series and Scudder Government Money Market Series will not invest more than 5% of its total assets in second tier securities or more than 1% of its total assets in second tier securities of a single issuer. Scudder Tax Free Series is able to invest without limit in second tier securities.

Obligations of U.S. Government agencies and instrumentalities. Obligations of U.S. Government agencies and instrumentalities are debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of such obligations are supported by (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank), (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association) or (d) only the credit of the issuer. In the case of obligations not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, which agency may be privately owned. The Company will invest in obligations of U.S. Government agencies and instrumentalities only when the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Floating and variable rate instruments. Certain of the obligations that each Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals.

Repurchase agreements. As a means of earning income for periods as short as overnight, each Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase those securities at a specified time and price. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities might be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Municipal obligations. Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

Scudder Tax Free Money Market Series may invest in excess of 25% of its assets in industrial development bonds subject to the Fund's fundamental investment policy requiring that it maintain at least 80% of the value of its total assets in obligations that are exempt from federal income tax and are not subject to the alternative minimum tax. For purposes of the Fund's fundamental investment limitation regarding concentration of investments in any one industry, industrial development bonds will be considered representative of the industry for which purpose that bond was issued.

Scudder Money Market Series' and Scudder Tax Free Money Market Series' investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch.

The Funds' investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Funds may invest in municipal commercial paper that is rated at the date of purchase "P-1" by Moody's, "A-1" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Funds may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Funds.

Letters of credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Adviser, are of investment quality comparable to other permitted investments of the Funds may be used for letter of credit backed investments.

Securities with put rights. The Funds may enter into put transactions with respect to obligations held in their portfolios with broker/dealers pursuant to a rule under the Investment Company Act of 1940 (the "1940 Act") and with commercial banks.

The right of the Funds to exercise a put is unconditional and unqualified. A put is not transferable by a Fund, although the Fund may sell the underlying securities to a third party at any time. If necessary and advisable, any Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Funds expect, however, that puts generally will be available without the payment of any direct or indirect consideration.

The Funds may enter into puts only with banks or broker/dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of the Funds to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

The Funds intend to enter into puts solely to maintain liquidity and do not intend to exercise their rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Fund of the underlying security. The actual put will be valued at zero in determining net asset value of the Funds. Where a Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by a Fund will not be considered shortened by any put to which such obligation is subject.

Third party puts. The Funds may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals, not exceeding 397 calendar days, to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to a Fund will be that of holding such a long-term bond and the dollar-weighted average maturity of the Fund would be adversely affected.

When-issued securities. Each Fund may purchase securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Funds will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

Each Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to that Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Purchases, exchanges and redemptions

Opening              Minimum initial investment: $1,000,000
an account

Make checks          o  By Mail              Send your completed and signed application and check
payable to "The
Scudder Funds."                                           by regular, express, registered,
                                                          or certified mail to:

                                                          Scudder Shareholder Service Center
                                                          42 Longwater Drive
                                                          Norwell, MA 02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.
                                             Then call 1-800-854-8525 for instructions.
------------------------------------------------------------------------------------------------------------------------
Purchasing           Minimum additional investment: no minimum
additional
shares

Make checks          o  By Mail              Send a check with a Scudder investment slip, or with a letter of
payable to "The                              instruction including your account number and the complete
Scudder Funds."                              Fund and class  name, to the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.
------------------------------------------------------------------------------------------------------------------------
Redeeming          o By Telephone    To speak with the Transfer Agent, please call 1-800-854-8525 from
shares                               8 a.m. to 6 p.m. eastern time.

                   o By Check        Please see Transaction information -- Redemption by Check Redemption Service.

                   o By Mail         Send your instructions for redemption to the appropriate address or fax
                     or Fax          number above and include:
                                        - the name of the Fund and class and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.

                                      A signature guarantee is required for redemptions over $100,000.

Distribution and performance information


Dividends and capital gains distributions The Funds' dividends from net investment income are declared daily and distributed monthly. The Funds may take into account capital gains and losses (other than long-term capital gains) in their daily dividend declaration. An additional distribution for tax purposes may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional Institutional Shares of the relevant Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Dividends ordinarily will vary from one class of a Fund to another.

Generally, dividends from net investment income are taxable to shareholders as ordinary income whether received in cash or additional shares.

Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. It is not expected that dividends will qualify for the dividends-received deduction for corporations.

For the Scudder Tax Free Money Market Series distributions of tax-exempt income are not subject to federal income taxes, except for the possible applicability of the alternative minimum tax. However, distributions may be subject to state and local income taxes. A portion of each Fund's income, including income from repurchase agreements, gains from options, and market discount bonds, may be taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt income are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes.

Each Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of performance of the Institutional Shares of a Fund may be included in advertisements, sales literature or shareholder reports. Performance information is computed separately for each class of each Fund in accordance with formulae prescribed by the SEC. Performance figures will vary in part because of the different expense structures of each Fund's different classes. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "yield" of a particular class of a Fund refers to income generated by an investment in that class over a specified seven-day period. Yield is expressed as an annualized percentage. The "effective yield" of a particular class of a Fund is expressed similarly but, when annualized, the income earned by an investment in that Fund is assumed to be reinvested and will reflect the effects of compounding. "Total return" is the change in value of an investment in a particular class of a Fund for a specified period. The "average annual total return" is the average annual compound rate of return of an investment in a particular class of a Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in a particular class of a Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in the relevant class shares of a particular class of a Fund.

Scudder Tax Free Money Market Series's tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for the Fund shareholder. Yield for the Fund is expressed as an annualized percentage. The "effective yield" of Scudder Tax Free Money Market Series is expressed similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested and will reflect the effects of compounding. The yield of Scudder Tax Free Money Market Series refers to the income generated by an investment in the Fund over a specified seven-day period.

Performance will vary based upon, among other things, changes in market conditions and the level of a Fund's expenses as well as particular class expenses.

Fund organization

Company organization

Scudder Fund, Inc. (the "Corporation") was formed on June 18, 1982 as a corporation under the laws of the State of Maryland. The Corporation is a professionally managed, open-end diversified investment company registered under the 1940 Act. The Corporation's activities are supervised by its Board of Directors. The Board of Directors, under applicable laws of the State of Maryland, in addition to supervising the actions of Scudder Fund, Inc.'s Adviser and Distributor, as set forth below, decides upon matters of general policy.

The Corporation has adopted a plan (the "Plan") pursuant to Rule 18f-3 under the 1940 Act to permit the Fund to establish a multiple class distribution system for its Funds.

Under the Plan, shares of each class represent an equal pro rata interest in that Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its own "class expenses;" (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate and distinct exchange privileges; (6) each class may have different conversion features, and (7) each class may have separate account size requirements. Expenses currently designated as "Class Expenses" by the Corporation's Board of Directors under the Plan include, for example, transfer agent fees attributable to a specific class, and certain securities registration fees.

In addition to the Institutional Shares offered herein, each of Scudder Tax Free Money Market and Scudder Government Money Market Series offers another class of shares, Managed Shares, and Scudder Money Market Series offers two other classes of shares, Managed Shares and Premium Money Market Shares. Each of these other classes of shares may have different fees and expenses (which may affect performance), may have different minimum investment requirements and are entitled to different services. Additional information about these other classes of shares of the funds may be obtained by contacting the Distributor at the address or number listed above.

Each share of the Institutional Shares class of each Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of each Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Company has determined that the matter affects only the interest of shareholders of one or more classes of a Fund, in which case only the shareholders of such class or classes of that Fund shall be entitled to voter thereon. Any matter shall be deemed to have been effectively acted upon with respect to a Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Articles of Incorporation.

The Corporation is not required to and has no current intention of holding annual shareholder meetings, although meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

Scudder Fund, Inc. retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage its daily investment and business affairs subject to the policies established by the Board of Directors.

Pursuant to its Investment Advisory Agreement (the "Agreement") with Scudder Fund, Inc. on behalf of each Fund, the Adviser regularly provides each Fund with investment research, advice and supervision and continuously furnishes an investment program for each Fund consistent with its investment objectives and policies. The Agreement further provides that the Adviser will pay the compensation and certain expenses of all officers and certain employees of the Corporation and make available to each Fund such of the Adviser's directors, officers and employees as are reasonably necessary for the Fund's operations or as may be duly elected officers or directors of the Corporation. Under the Agreement, the Adviser pays each Fund's office rent and will provide investment advisory research and statistical facilities and all clerical services relating to research, statistical and investment work. The Adviser, including the Adviser's employees who serve the Funds, may render investment advice, management and other services to others.

Each Fund will bear all expenses not specifically assumed by the Adviser under the terms of the Agreements, including, among others, the fee payable to the Adviser as investment adviser, the fees of the Directors who are not "affiliated persons" of the Adviser, the expenses of all Directors and the fees and out-of-pocket expenses of Scudder Fund, Inc.'s Custodian and its Transfer Agent. For a more complete description of the expenses to be borne by each Fund, see "Investment Adviser" and "Distributor" in the Statement of Additional Information.

The Adviser receives a management fee from Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series of 0.20%, 0.15% and 0.10% respectively; this includes a management fee waiver of 0.05%, 0.10% and 0.15% respectively. Management fees are computed daily and paid monthly.

Scudder, Stevens & Clark, Inc., is located at Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation, P.O. Box 2038, Boston, Massachusetts 02106, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Funds.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Funds. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's custodian.

Transaction information

Purchasing shares

It is the Funds' policy for the Institutional Shares to not accept initial investments in amounts below $1,000,000. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with Scudder Fund, Inc. and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Scudder Fund, Inc. Investment minimums may also be waived for Directors and Officers of the Scudder Fund, Inc. Scudder Fund, Inc. and the Distributor reserve the right to reject any purchase order. All funds will be invested in full and fractional shares.

Shares of any Fund may be purchased by writing or calling the Scudder Fund, Inc.'s Transfer Agent. Orders for shares of a Fund will be executed at the net asset value per share next determined after an order has become effective. See "Share Price."

Orders for shares of a Fund will become effective when an investor's bank wire order or check is received by the custodian or when a check is converted into federal funds. Orders will be executed at 4:00 p.m. (eastern time) on the same day if a bank wire or check is converted to federal funds or a federal funds' wire is received by 4:00 p.m. (2:00 p.m. for Scudder Tax Free Money Market Series). In addition, if investors known to Scudder Fund, Inc. notify Scudder Fund, Inc. by 4:00 p.m. (2:00 p.m. for Scudder Tax Free Money Market Series) that they intend to wire federal funds to purchase shares of a Fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 4:00 p.m. at the close of regular trading on the New York Stock Exchange (the "Exchange") on each day said exchange is open for trading, and at 2:00 p.m. for Scudder Tax Free Money Market Series. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments transmitted by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds.

By check

Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

By investing in a Fund, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares. See "Distribution and performance information--Dividends and capital gains distributions."

By wire

     1. Shareholders may open an account by calling toll-free from any continental state: 1-800-854-8525. Give the Fund(s) and class to be invested in, name(s) in which the account is to be registered, address, Social Security or taxpayer identification number, dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will then be assigned.

     2. Instruct the wiring bank to transmit the specified amount to:

     State Street Bank and Trust Company
     Boston, Massachusetts
     ABA Number 011000028 DDA#9903-555-2
     Attention: [Name of Fund(s) and class(es)]
     Account (name(s) in which registered)
     Account Number (as assigned by telephone) and amount invested in each Fund

     3. Complete a Purchase Application. Indicate the services to be used. A completed Purchase Application must be received by the Transfer Agent before the Expedited Redemption or Check Redemption Service can be used. Mail the Purchase Application to:

     Scudder Service Corporation
     P.O. Box 2038
     Boston, Massachusetts 02106

Additional purchases by wire

Instruct the wiring bank to transmit the specified amount to the Custodian with the information stated above.

Initial purchase by mail

     1. Complete a Purchase Application. Indicate the services to be used.

     2. Mail the Purchase Application and check payable to "The Scudder Funds" to the Transfer Agent at the address set forth above.

Additional purchases by mail

     1. Make a check payable to the Fund whose shares are to be purchased. Write the shareholder's Fund account number on the check.

     2. Mail the check to the Transfer Agent at the address set forth above.

Redeeming shares

Upon receipt by the Transfer Agent of a redemption request in proper form, shares of any Fund will be redeemed at their next determined net asset value. See "Share Price." For the shareholder's convenience, Scudder Fund, Inc. has established several different redemption procedures.

Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions. Scudder Fund, Inc. may suspend the right of redemption during any period when (i) trading on the Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings,
(ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the Funds not reasonably practicable.

A shareholder's account in a Fund remains open for up to one year following complete redemption, and all costs during the period will be borne by that Fund.

Scudder Fund, Inc. also reserves the right, following 30 days' notice to shareholders, to redeem all shares in accounts without certified Social Security or taxpayer identification numbers. A shareholder may avoid involuntary redemption by providing Scudder Fund, Inc. with a taxpayer identification number during the 30-day notice period.

Redemption by mail

     1. Write a letter of instruction. Indicate the dollar amount or number of shares to be redeemed. Refer to the shareholder's Fund account number and give Social Security or taxpayer identification number (where applicable).

     2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

     3. If shares to be redeemed have a value of $100,000 or more, the signature(s) must be guaranteed by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange or a foreign branch of any of the foregoing. In addition, signatures may be guaranteed by other Eligible Guarantor Institutions, i.e., other banks, other brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program (currently known as "STAMPsm"). Signature guarantees by notaries public are not acceptable. Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

     4. Mail the letter to the Transfer Agent at the address set forth under "Purchasing Shares." Checks for redemption proceeds will normally be mailed the day following receipt of the request in proper form, although the Corporation reserves the right to take up to seven days. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the check issued to a redeeming shareholder for such proceeds has cleared.

When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, the signature(s) on the letter of instruction must be guaranteed regardless of the amount of the redemption.

Redemption by Expedited Redemption Service

If Expedited Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemption of shares may be requested by telephoning the Transfer Agent on any day Scudder Fund, Inc. and the Custodian are open for business.

No redemption of shares purchased by check will be permitted pursuant to the Expedited Redemption Service until seven business days after those shares have been credited to the shareholder's account.

     1. Telephone the request to the Transfer Agent by calling toll-free from any continental state: 1-800-854-8525, or

     2. Mail the request to the Transfer Agent at the address set forth under "Purchasing Shares."

Proceeds of Expedited Redemptions of $1,000 or more will be wired to the shareholder's bank indicated in the Purchase Application. If an Expedited Redemption request for the Funds is received by the Transfer Agent by 12:00 noon (eastern time) on a day the Company and the Custodian are open for business, the redemption proceeds will be transmitted to the shareholder's bank that same day. Such expedited redemption requests received after 12:00 noon and prior to 4:00 p.m. (eastern time) will be honored the same day if such redemption can be accomplished in time to meet the Federal Reserve Wire System schedules. A check for proceeds of less than $1,000 will be mailed to the shareholder's address of record. In the case of investments in a Fund that have been effected through banks and other institutions that have entered into special arrangements with Scudder Fund, Inc., the full amount of the redemption proceeds will be transmitted by wire.

Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Check Redemption Service

If Check Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemptions of shares may be made by using redemption checks provided by Scudder Fund, Inc. There is no charge for this service.

No redemption of shares purchased by check will be permitted pursuant to the Check Redemption Service until seven business days after those shares have been credited to the shareholder's account.

     1. Checks must be written for amounts of $500 or more.

     2. Checks may be payable to anyone and negotiated in the normal way.

     3. If more than one shareholder owns the shares, all must sign the check unless an election has been made to require only one signature on checks and that election has been indicated on the Purchase Application.

The shareholder should make certain that there are adequate shares in the account to cover the amount of checks written under this service. If insufficient shares are in the account, or if checks are improperly signed, they will not be honored.

Shares represented by a redemption check will continue to earn daily income until the check clears the banking system. When honoring a redemption check, the Transfer Agent will redeem exactly enough full and fractional shares from an account to cover the amount of the check. The Check Redemption Service may be terminated at any time by the Custodian or Scudder Fund, Inc.

Share price

Purchases and redemptions of a Fund's Institutional Shares, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of 4:00 p.m., the close of regular trading on the Exchange, on each day the Exchange is open for trading and at 2:00 p.m. for the Scudder Tax Free Money Market Series. Net asset value per share is calculated by dividing the total value of net assets attributable to a class, less all liabilities attributable to that class, by the total number of shares outstanding for each class.

Each Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share. The amortized cost method involves valuing a security at its cost and accreting any discount and amortizing any premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. See the Statement of Additional Information for a more complete description of the amortized cost method.

Purchase restrictions

Each Fund and Scudder Investor Services, Inc. reserves the right to reject purchases of the Fund's shares (including exchanges) for any reason.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires each Fund to withhold 31% of taxable dividends and capital gains distributions from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $1,000,000, which amount may be changed by the Board of Directors.

Shareholders whose account balance falls below $1,000,000 for at least 30 days will be given 30 days notice to bring the account back up to $1,000,000 or more. If the account balance is not increased within 30 days, Scudder reserves the right to close the account and send the proceeds to the shareholder's address of record.

Please refer to "Exchanges and Redemptions--Other information" in each Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

The Funds are managed by a team of Scudder investment professionals who each play an important role in each Fund's management process. Team members work together to develop investment strategies and select securities for each Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

THE FOLLOWING PARAGRAPH IS TO BE UPDATED
Lead Portfolio Manager David Wines assumed responsibility for the Fund's day-to-day management in 1996. Mr. Wines focuses on overall investment strategy and has eight years of investment industry experience. Stephen L. Akers, Portfolio Manager, joined the Fund's team in 1994 and has managed several fixed-income portfolios since joining Scudder in 1984. Debra A. Hanson, Portfolio Manager, assists with the development and execution of investment strategy and has been with Scudder since 1983. K. Sue Cote, Portfolio Manager, joined Scudder in 1983 and has 13 years experience working with short-term fixed-income investments.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-854-8525 to request this feature.

Shareholder reports

Each Fund sends to its shareholders, semi-annually, reports showing the investments in the Funds and other information (including unaudited financial statements) pertaining to the Fund. An annual report, containing financial statements audited by independent accountants, is sent to shareholders each year. Shareholder inquiries should be addressed to Scudder Fund, Inc., 345 Park Avenue, New York, New York 10154.

 Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------

Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series**
  Scudder Government Money Market Series**


Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder California Tax Free Money Fund*
  Scudder New York Tax Free Money Fund*
  Scudder Tax-Free Money Market Series**


Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund*
  Scudder Massachusetts Limited
    Term Tax Free Fund*
  Scudder Massachusetts Tax Free Fund*
  Scudder New York Tax Free Fund*
  Scudder Ohio Tax Free Fund*
  Scudder Pennsylvania Tax Free Fund*


U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund


Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund


Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio


U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund


U.S. Growth
-----------

  Value
  -----
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
  ------
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund


Global Growth
-------------

  Worldwide
    Scudder Global Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund


Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan *+++ +++
    (a variable annuity)


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The First Iberian Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder World Income  Opportunities
    Fund, Inc.


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. **Institutional class of shares will not be available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

 How to contact Scudder

Account Service and Information:

    For existing account service and transactions

             Scudder Investor Relations -- 1-800-225-5163

    For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

             Scudder Electronic Account Services -- http://funds.scudder.com

    For personalized information about your Scudder accounts, exchanges and redemptions

             Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

    For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

             Scudder Investor Relations -- 1-800-225-2470
                                             Investor.Relations@scudder.com
             Scudder's World Wide Web Site -- http://funds.scudder.com

    For establishing 401(k) and 403(b) plans
             Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

    To receive information about this discount brokerage service and to obtain an application

             Scudder Brokerage Services* -- 1-800-700-0820

Personal CounselSM -- A Managed Fund Portfolio Program:

    To receive information about this mutual fund portfolio guidance and management program

             Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Funds Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061-- Member NASD/SIPC.

                              SCUDDER FUND, INC.
                                 345 Park Avenue
                            New York, New York 10154
                                 1-800-854-8525

            Scudder Fund, Inc. is a professionally managed, open-end,
         diversified managed investment company comprised of three money market investment portfolios.



                           SCUDDER MONEY MARKET SERIES
                      SCUDDER TAX FREE MONEY MARKET SERIES
                     SCUDDER GOVERNMENT MONEY MARKET SERIES

                 Mutual fund portfolios seeking to provide high money market income while maintaining stability and liquidity of capital.














--------------------------------------------------------------------------------



                       Statement of Additional Information

                                  July 7, 1997




--------------------------------------------------------------------------------


         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the applicable prospectuses of Scudder Fund, Inc. dated July 7, 1997, as may be amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS

                                                                                                                   Page

THE FUNDS AND THEIR OBJECTIVES.......................................................................................1
         General Investment Objectives and Policies..................................................................1
         Cash Fund...................................................................................................1
         Tax Free Fund...............................................................................................3
         Government Fund.............................................................................................4
         Investment Restrictions.....................................................................................4

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES...........................................................................6

PURCHASING SHARES....................................................................................................7
         Wire Transfer of Federal Funds..............................................................................7
         Additional Information About Making Subsequent Investments by AutoBuy.......................................8
         Share Price.................................................................................................8
         Share Certificates..........................................................................................8

EXCHANGES AND REDEMPTIONS............................................................................................8
         Exchanges...................................................................................................9
         Redemption by Telephone.....................................................................................9
         Redemption By AutoSell.....................................................................................10
         Redemption by Mail or Fax..................................................................................11
         Redemption by Write-a-Check................................................................................11

FEATURES AND SERVICES OFFERED BY THE FUNDS..........................................................................12
         The Pure No-Load(TM) Concept...............................................................................12
         Dividend and Capital Gain Distribution Options.............................................................13
         Scudder Funds Centers......................................................................................13
         Reports to Shareholders....................................................................................13
         Diversification............................................................................................13
         Transaction Summaries......................................................................................13

THE SCUDDER FAMILY OF FUNDS.........................................................................................14

SPECIAL PLAN ACCOUNTS...............................................................................................18
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension
              Plans for Corporations and Self-Employed Individuals..................................................19
         Scudder IRA:  Individual Retirement Account................................................................19
         Scudder 403(b) Plan........................................................................................20
         Automatic Withdrawal Plan..................................................................................20
         Group or Salary Deduction Plan.............................................................................20
         Uniform Transfers/Gifts to Minors Act......................................................................21

DIVIDENDS...........................................................................................................21

PERFORMANCE INFORMATION.............................................................................................21
         Yield......................................................................................................21
         Effective Yield............................................................................................22
         Average Annual Total Return................................................................................22
         Cumulative Total Return....................................................................................23
         Total Return...............................................................................................23
         Tax-Equivalent Yield.......................................................................................23
         Comparison of Fund Performance.............................................................................23

THE PROGRAM.........................................................................................................27

ORGANIZATION OF THE FUNDS...........................................................................................27

INVESTMENT ADVISER..................................................................................................28
         Personal Investments by Employees of the Adviser...........................................................30

DISTRIBUTOR.........................................................................................................30

DIRECTORS AND OFFICERS..............................................................................................30



                                        i

REMUNERATION........................................................................................................32
         Responsibilities of the Board--Board and Committee Meetings................................................32
         Compensation of Officers and Directors.....................................................................32

TAXES...............................................................................................................33

PORTFOLIO TRANSACTIONS..............................................................................................36

NET ASSET VALUE.....................................................................................................36

ADDITIONAL INFORMATION..............................................................................................37
         Experts....................................................................................................37
         Other Information..........................................................................................37

FINANCIAL STATEMENTS................................................................................................38

APPENDIX

                         THE FUNDS AND THEIR OBJECTIVES

  (See "Investment Objectives and Policies" and "Additional Information About
              Policies and Investments" in the Funds' Prospectuses)

General Investment Objectives and Policies

         Scudder Money Market Series ("Cash Fund"), Scudder Tax Free Money Market Series ("Tax Free Fund") and Scudder Government Money Market Series ("Government Fund") (collectively, the "Funds") are the three investment portfolios comprising Scudder Fund, Inc. (the "Corporation"), a professionally managed open-end, diversified management investment company. The Funds seek to provide investors with as high a level of current income as is consistent with their investment objectives and policies and with preservation of capital and liquidity. In addition, the Tax Free Fund also seeks to provide current income that is exempt from federal income taxes. There can be no assurance that any of the Funds will achieve its investment objectives.

         Each of the Funds offers classes of shares as follows: Scudder Money Market Series offers Premium Shares, Managed Shares and Institutional Shares; Scudder Tax Free Money Market Series offers Managed Shares and Institutional Shares; and Scudder Government Money Market Series offers Managed Shares and Institutional Shares.

         Securities in which the Funds invest may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity and greater market risk. Each Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a constant net asset value of $1.00 per share, but there is no assurance that each will be able to do so.

         Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in each Fund's objectives.

         The Funds' investment adviser is Scudder, Stevens & Clark, Inc. (the "Adviser"), a leading provider of U.S. and international investment management services for clients throughout the world. See "Investment Adviser."

Cash Fund

         The Cash Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit ("CD's"), bankers' acceptances and variable amount master demand notes.

         The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. The Fund limits its investments in U.S. bank obligations to obligations of U.S. banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund may invest in U.S. dollar-denominated obligations of foreign banks subject to the following conditions: foreign banks (based upon their most recent annual financial statements) at the time of investment (i) have more than U.S. $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the U.S.; and (iv) are obligations which, in the opinion of the Adviser, are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

         Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations. The Fund may not invest more than 10% of the value of its total assets in investments that are not readily marketable including fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days.

         The Fund may invest in U.S. dollar-denominated certificates of deposit and promissory notes issued by Canadian affiliates of U.S. banks under circumstances where the instruments are guaranteed as to principal and interest by the U.S. bank. While foreign obligations generally involve greater risks than those of domestic obligations, such as risks relating to liquidity, marketability, foreign taxation, nationalization and exchange controls, generally the Adviser believes that these risks are substantially less in the case of instruments issued by Canadian affiliates that are guaranteed by U.S. banks than in the case of other foreign money market instruments.

         The Fund may invest in U.S. dollar-denominated obligations of foreign banks. There is no limitation on the amount of the Fund's assets that may be invested in obligations of foreign banks that meet the conditions set forth above. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

         Except for obligations of foreign banks and foreign branches of U.S. banks, the Fund will not invest in the securities of foreign issuers. Generally, the Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements).

         Generally, the commercial paper purchased by the Fund is limited to direct obligations of domestic corporate issuers, including bank holding companies, which obligations, at the time of investment, are (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's"), "A-1" or better by Standard & Poor's ("S&P") or "F-1" by Fitch Investors Service, Inc. ("Fitch"), (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Board of Directors.

         The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that have remaining maturities of not more than 397 calendar days and that are rated "Aa" or better by Moody's or "AA" or better by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Adviser of an investment quality comparable to rated securities in which the Fund may invest. The Adviser monitors the issuers of such master demand notes on a daily basis. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. The Fund may not invest in a master demand note if, as a result, more than 10% of the value of its total net assets would be invested in such notes.

         Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

         The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

         The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

         Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" by Moody's, "A-1" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund.

         All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Corporation determine that such disposal would not be in the best interests of the Fund.

         In  addition,  the  Fund  may  invest  in  variable  or  floating  rate
obligations,   obligations  backed  by  bank  letters  of  credit,   when-issued
securities and securities with put features.

Tax Free Fund

         The Tax Free Fund seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests primarily in high-quality municipal obligations the interest on which is exempt from federal income taxes and that have remaining maturities of not more than 397 calendar days. Opinions relating to the exemption of interest on municipal obligations from federal income tax are rendered by bond counsel to the municipal issuer. The Fund may also invest in certain taxable obligations on a temporary defensive basis, as described below.

         Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

         The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

         The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

         Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" by Moody's, "A-1" or "A-1+" by S&P or "F-1" by Fitch.

         If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund. From time to time the Fund may invest 25% or more of the current value of its total assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations. For example, certain municipal obligations accrue interest that is paid from revenues of similar type projects; other municipal obligations have issuers located in the same state.

         The floating and variable rate municipal obligations that the Fund may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives the Fund an undivided interest in the underlying municipal obligations, usually private activity bonds, in the proportion that the Fund's interest bears to the total principal amount of such municipal obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Fund may invest in certificates of participation even if the underlying municipal obligations carry stated maturities in excess of one year, if compliance with certain conditions contained in a rule of the Securities and Exchange Commission (the "SEC") is met. The income received on certificates of participation constitutes interest from tax-exempt obligations.

         The Fund may, pending the investment of proceeds of sales of shares or proceeds from sales of portfolio securities or in anticipation of redemptions, or to maintain a "defensive" posture when, in the opinion of the Adviser, it is advisable to do so because of market conditions, elect to invest temporarily up to 20% of the current value of its total assets in cash reserves or taxable securities. Under ordinary market conditions, the Fund will maintain at least 80% of the value of its total assets in obligations that are exempt from federal income taxes and are not subject to the alternative minimum tax. The foregoing constitutes a fundamental policy that cannot be changed without the approval of a majority of the outstanding shares of the Fund.

         The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal obligations. The more limited marketability of municipal obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal obligations might lose tax-exempt status in the event of a change in the tax laws.

         All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Corporation determine that such disposal would not be in the best interests of the Fund.

         In addition, the Fund may enter into repurchase agreements, and invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features. The Fund intends to take the position that it is the owner of any municipal obligation acquired with a put feature, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear.

Government Fund

         The Government Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements.

         In addition, the Fund may invest in variable or floating rate obligations, when-issued securities and securities with put features.

Investment Restrictions

         Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder and as used in this Statement of Additional
Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

         As a matter of fundamental policy, each Fund may not:

         (1) issue senior securities, borrow money or pledge or mortgage its assets, except that each Fund may borrow from banks up to 10% of the current value of such Fund's total net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of not more than 10% of the current value of the Fund's total net assets (but investments may not be purchased by such Fund while any such borrowing exists);

         (2) make loans, except that each Fund may loan portfolio securities, purchase or hold a portion of an issue of publicly distributed bonds, debentures or other obligations, and enter into repurchase agreements with respect to its portfolio securities and except that each Money Market Fund may purchase negotiable certificates of deposit and bankers' acceptances;

         (3) invest an amount equal to 10% or more of the current value of such Fund's total assets in investments that are not readily marketable, including securities restricted as to disposition under the Securities Act of 1933, repurchase agreements having maturities of more than seven days and, in the case of the Cash Fund, fixed time deposits subject to withdrawal penalties having maturities of more than seven calendar days;

         (4) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of any Fund's investments in that industry would exceed 25% of the current value of such Fund's total assets, provided that there is no limitation with respect to investments in (i) municipal obligations (for the purpose of this restriction, private activity bonds shall not be deemed municipal obligations if the payments of principal and interest on such bonds is the ultimate responsibility of non-governmental users), or (ii) obligations of the U.S. Government, its agencies or instrumentalities; or (iii) bank obligations;

         (5) purchase or sell real estate (other than municipal obligations or other money market securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts;

         (6) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

         (7) underwrite securities of other issuers, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with any Fund's investment program may be deemed to be an underwriting;

         (8) purchase restricted securities, which are securities that must be registered under the Securities Act of 1933 before they may be offered or sold to the public;

         (9) invest more than 5% of the current value of any Fund's total assets in the securities of any one issuer, other than obligations of the U.S. Government, its agencies or instrumentalities or securities which are backed by the full faith and credit of the U.S.;

         (10) purchase securities of an issuer if, as a result, as to 75% of such Fund's total assets, such Fund would own more than 10% of the voting securities of such issuer;

         (11) make investments for the purpose of exercising control or management;

         (12) write, purchase or sell puts, calls, warrants or options or any combination thereof, except that the Funds may purchase securities with put rights in order to maintain liquidity; or

         (13) purchase equity securities or securities convertible into equity securities.

         For purposes of these investment restrictions as well as for purposes of diversification under the 1940 Act, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a "private activity bond," if the bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

         In addition to the above fundamental investment policies, each of the following investment restrictions may be changed at any time by the Board of
Directors:

         1. No Fund may invest in oil, gas and other mineral exploration or development programs or leases.

         2. No Fund will invest in real estate limited partnership interests.

         3. No Fund may purchase or retain securities of any open-end investment company, or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event no Fund may purchase more than 3% of the outstanding voting securities of another investment company, may invest more than 5% of its assets in another investment company, or may invest more than 10% of its assets in other investment companies.

         4. No Fund may purchase securities of any issuer with a record of less than three years continuous operations, including predecessors, except U.S. Government securities and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

   (See "Additional information about policies and investments" in the Funds'
                                 Prospectuses)

         Municipal Notes. The Tax Free Fund and the Cash Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs"), construction loan notes and project notes. Municipal notes generally have maturities at the time of issuance of three years or less. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the U.S. Government.

         TANs An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANs The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANs A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

         Loans of Portfolio Securities. Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. The Funds will not enter into any security lending arrangement having a duration of longer than one year. Securities that a Fund may receive as collateral will not become part of that Fund at the time of the loan. In the event of a default by the borrower, such Fund will, if permitted by law, dispose of the collateral except for such part thereof that is a security in which such Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. No Fund will lend securities having a value that exceeds 10% of the current value of its total assets. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Corporation or the Adviser.

         The foregoing policies and activities of the Funds are not fundamental and may be changed by the Board of Directors of the Corporation without the approval of shareholders.

                                PURCHASING SHARES

  (See "Transaction information--Purchasing shares" in the Funds' Prospectuses)

         Each Fund has specific minimum initial investment requirements for each class of shares. The Premium Shares require a $25,000 minimum initial investment and a minimum subsequent investment of $1,000. The Managed Shares require a $100,000 minimum initial investment and has no minimum subsequent investment. The Institutional Shares require a $1,000,000 minimum investment and has no minimum subsequent investment. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Funds and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Funds. Investment minimums may also be waived for Directors and officers of the Funds. The Funds and Scudder Investor
Services, Inc. (the "Distributor") reserve the right to reject any purchase order. All funds will be invested in full and fractional shares.

Wire Transfer of Federal Funds

         Orders for shares of a Fund will become effective when an investor's bank wire order or check is converted into federal funds (monies credited to the account of State Street Bank and Trust Company (the "Custodian") with its registered Federal Reserve Bank). If payment is transmitted by the Federal Reserve Wire System, the order will become effective upon receipt. Orders will be executed at 4:00 p.m. for the Cash Fund and the Government Fund (eastern time) and at 2:00 p.m. for the Tax Free Fund on the same day if a bank wire or check is converted to federal funds or a federal funds' wire is received by 4:00 p.m. or 2:00 p.m., respectively. In addition, if investors known to the Funds notify the Funds by 4:00 p.m. for the Cash Fund and the Government Fund and at 2:00 p.m. for the Tax Free Fund that they intend to wire federal funds to purchase shares of any Fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 4:00 p.m. for the Cash Fund and the Government Fund and at 2:00 p.m. for the Tax Free Fund the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds. When payment for shares is by check drawn on any member of the Federal Reserve System, federal funds normally become available to the Funds on the business day after the check is deposited.

         Shares of any Fund may be purchased by writing or calling the Transfer Agent. Orders for shares of a particular class of a Fund will be executed at the net asset value per share next determined after an order has become effective.

         Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

         By investing in a Fund, a shareholder appoints the transfer agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares. See "Distribution and performance information--dividends and capital gains distributions" in the Funds' Prospectuses.

Additional Information About Making Subsequent Investments by AutoBuy

         Shareholders of a Fund's Premium Shares and Managed Shares, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the AutoBuy program, may purchase shares by telephone. Through this service shareholders may purchase up to $250,000 but not less than $1,000. To purchase shares by AutoBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the New York Stock Exchange (the "Exchange"), shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. AutoBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by AutoBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. AutoBuy transactions are not available for most retirement plan accounts. However, AutoBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by AutoBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish AutoBuy may so indicate on the application. Existing shareholders who wish to add AutoBuy to their account may do so by completing an AutoBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Share Price

         Purchases made by check will be filled without sales charge at the close of regular trading on the Exchange, normally 4:00 p.m. eastern time, on the day the check is received by the Transfer Agent in good order. Net asset value of the Cash Fund and Government Fund is computed each day at the close of regular trading on the Exchange when the Exchange is open for trading, and at 2:00 p.m. for the Tax Free Fund.

Share Certificates

         Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in any Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

                            EXCHANGES AND REDEMPTIONS

     (See "Transaction Information--Exchanges and Redemptions" in the Funds'
                                 Prospectuses)

         Payment of redemption proceeds may be made in securities. The Corporation may suspend the right of redemption with respect to any Fund during any period when (i) trading on the Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of that Fund not reasonably practicable.

         A shareholder's Fund account remains open for up to one year following complete redemption and all costs during the period will be borne by the Corporation. This permits an investor to resume investments.

Exchanges

         The following information regarding exchanges applies only to Premium Shares and each Fund's class of Managed Shares. The exchange privileges listed below do not apply to the Institutional Shares.

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL(TM)) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $25,000 for Premium Shares, and $100,000 for Managed Shares. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information--Redeeming shares--Signature guarantees" in each Fund's prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Funds and the Transfer Agent each reserve the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Funds and the Transfer Agent each reserve the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "The Scudder Family of Funds" herein. Before making an exchange, shareholders should obtain from Scudder Investor Services, Inc. a prospectus of the Scudder fund into which the exchange is being contemplated.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent. Shareholders currently receive the right to redeem up to $100,000 to their address of record automatically, without having to elect it. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account.

         (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in certain retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. The Premium Shares have a $5 charge for wire redemptions. The Managed Shares charge no wire fee for amounts of $1,000 or greater unless it is a sweep account. The Institutional Shares do not charge a wire fee.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption By AutoSell

         The following information regarding Redemption by AutoSell applies only to Premium Shares and each Fund's class of Managed Shares. AutoSell does not apply to the Institutional Shares.

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the AutoSell program may sell shares of a Fund by telephone. To sell shares by AutoSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. AutoSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. AutoSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by AutoSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds will be credited. New investors wishing to establish AutoSell may so indicate on the application. Existing shareholders who wish to add AutoSell to their account may do so by completing an AutoSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed as explained in each Fund's prospectus.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven business days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption by Write-a-Check

         The following information regarding Redemption by Write-a-Check applies only to Premium Shares and each Fund's class of Managed Shares. Redemption by Write-a-Check does not apply to the Institutional Shares.

         All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. The Funds pay the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. Each Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the "Write-a-Check" procedure.

                           FEATURES AND SERVICES OFFERED BY THE FUNDS

               (See   "Shareholder   benefits"   in   each   Fund's   respective
prospectus.)

The Pure No-Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.


             Scudder                                           No-Load Fund with
YEARS   Pure No-Load(TM)   8.50% Load Fund   Load Fund with      0.25% 12b-1
              Fund                           0.75% 12b-1 Fee         Fee

 10         $25,937           $23,733           $24,222            $25,354

 15          41,772            38,222            37,698             40,371

 20          67,275            61,557            58,672             64,282


         Investors are encouraged to review the fee tables of each Fund's respective prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Dividend and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income, or distributions from realized capital gains in additional shares of the same class of the Fund. A change of instructions for the method of payment must be received by the Fund's transfer agent at least 5 days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-53 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the prospectus for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distributions of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the same class of the relevant Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gains distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-53.

Scudder Funds Centers

         Investors may visit any of the Fund Centers maintained by the Distributor. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the Funds' prospectuses.

Reports to Shareholders

         All three Funds issue to their respective shareholders annual and semiannual financial statements (audited annually by independent accountants), including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights for that Fund, as the case may be.

Diversification

         A shareholder's investment represents an interest in a large, diversified portfolio of carefully selected securities. Diversification may protect investors against the possible risks associated with concentrating in fewer securities.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-53.

Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call MeTM feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call MeTM feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

                           THE SCUDDER FAMILY OF FUNDS

              (See "Investment products and services" in the Funds'
                                 prospectuses.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow. Initial purchases in most Scudder funds must be at least $2,500 or $1,000 in the case of IRAs. Subsequent purchases must be for $100 or more. Minimum investments for special plan accounts may be lower. The minimum initial purchase required for the Cash Fund's Premium Shares is $25,000 and subsequent purchases of $1,000 or more. The minimum initial required purchase for each Fund's Managed Shares is $100,000 and there is no minimum subsequent purchase. The minimum initial purchase required for a Fund's Institutional Shares is $1,000,000 and there is no minimum subsequent purchase. Please see the respective prospectuses for these classes of shares for further information regarding minimum balance requirements.

MONEY MARKET

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital, and consistent therewith, to maintain the liquidity of capital and to provide current income through investment in a supervised portfolio of short-term debt securities. SCIT intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share and declares dividends daily. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and consistent therewith to provide current income through investment in a supervised portfolio of U.S. Government and U.S. Government guaranteed obligations with maturities of not more than 762 calendar days. The Fund intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

INCOME

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued in emerging markets.

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder GNMA Fund seeks to provide investors with high current income from a portfolio of high-quality GNMA securities.

         Scudder  High  Yield Bond Fund seeks to provide a high level of current
         income  and,  secondarily,   capital  appreciation  through  investment
         primarily in below investment grade domestic debt securities.

         Scudder Income Fund seeks to earn a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

         Scudder International Bond Fund seeks to provide income from a portfolio of high-grade bonds denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Short Term Bond Fund seeks to provide a higher and more stable level of income than is normally provided by money market investments, and more price stability than investments in intermediate- and long-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with the minimization of reinvestment risks through investments primarily in zero coupon securities.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") is designed to provide investors with income exempt from regular federal income tax while seeking stability of principal. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The institutional class of shares of this Fund is not within the Scudder Family of Funds.


         Scudder California Tax Free Money Fund* is designed to provide California taxpayers income exempt from California state and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder New York Tax Free Money Fund* is designed to provide New York taxpayers income exempt from New York state, New York City and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

TAX FREE

         Scudder High Yield Tax Free Fund seeks to provide high income which is exempt from regular federal income tax by investing in municipal securities.

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Managed Municipal Bonds seeks to provide income which is exempt from regular federal income tax primarily through investments in long-term municipal securities with an emphasis on high grade.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation by investing in high-grade municipal securities of intermediate maturities.

         Scudder California Tax Free Fund* seeks to provide income exempt from both California and regular federal income taxes through the professional and efficient management of a portfolio consisting of California state, municipal and local government obligations.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide as high a level of income exempt from Massachusetts personal and regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Massachusetts Tax Free Fund* seeks to provide income exempt from both Massachusetts and regular federal income taxes through the professional and efficient management of a portfolio consisting of Massachusetts state, municipal and local government obligations.

         Scudder New York Tax Free Fund* seeks to provide income exempt from New York state, New York City and regular federal income taxes through the professional and efficient management of a portfolio consisting of investments in New York state, municipal and local government obligations.

         Scudder Ohio Tax Free Fund* seeks to provide income exempt from both Ohio and regular federal income taxes through the professional and efficient management of a portfolio consisting of Ohio state, municipal and local government obligations.

         Scudder Pennsylvania Tax Free Fund* seeks to provide income exempt from both Pennsylvania and regular federal income taxes through a portfolio consisting of Pennsylvania state, municipal and local government obligations.




--------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

GROWTH AND INCOME

         Scudder Balanced Fund seeks to provide a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of equity and fixed income securities.

         Scudder Growth and Income Fund seeks to provide long-term growth of capital, current income, and growth of income through a portfolio invested primarily in common stocks and convertible securities by companies which offer the prospect of growth of earnings while paying current dividends.

GROWTH

         Scudder Classic Growth Fund seeks long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

         Scudder Development Fund seeks to achieve long-term growth of capital primarily through investments in marketable securities, principally common stocks, of relatively small or little-known companies which in the opinion of management have promise of expanding their size and profitability or of gaining increased market recognition for their securities, or both.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Global Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable equity securities selected on a worldwide basis. It may also invest in debt securities of U.S. and foreign issuers. Income is an incidental consideration.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder International Fund seeks long-term growth of capital through investment principally in a diversified portfolio of marketable equity securities selected primarily to permit participation in non-U.S. companies and economies with prospects for growth. It also invests in fixed-income securities of foreign governments and companies, with a view toward total investment return.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in equity securities of large U.S. growth companies.

         Scudder Large Company  Value Fund seeks to maximize  long-term  capital
         appreciation   through  a  broad  and   flexible   investment   program
         emphasizing common stocks.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-cap stocks.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in securities of emerging growth companies poised to be leaders in the 21st century.

         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

         The Japan Fund, Inc. seeks capital appreciation through investment in Japanese securities, primarily in common stocks of Japanese companies.

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio will, under normal market conditions, invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

         Scudder Pathway Series: Balanced Portfolio seeks a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

         Scudder Pathway Series: International Portfolio seeks maximum total return. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of international and global Scudder Funds.

         The net asset values of most Scudder Funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder Funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; easy telephone exchanges into other Scudder funds.

                              SPECIAL PLAN ACCOUNTS

         (See "Scudder tax-advantaged retirement plans," "Purchases--By
          Automatic Investment Plan" and "Exchanges and redemptions--By
             Automatic Withdrawal Plan" in the Funds' prospectuses.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Funds may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Funds may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder IRA:  Individual Retirement Account

         Shares of the Funds may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution
--------------------------------------------------------------------------------
         Starting                      Annual Rate of Return
           Age of      ---------------------------------------------------------
       Contributions        5%                 10%                15%
--------------------------------------------------------------------------------
            25          $253,680            $973,704           $4,091,908
            35           139,522             361,887              999,914
            45            69,439             126,005              235,620
            55            26,414              35,062               46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

--------------------------------------------------------------------------------
         Starting                      Annual Rate of Return
           Age of      ---------------------------------------------------------
       Contributions        5%                 10%                15%
--------------------------------------------------------------------------------
            25           $119,318          $287,021            $741,431
            35             73,094           136,868             267,697
            45             40,166            59,821              90,764
            55             16,709            20,286              24,681

Scudder 403(b) Plan

         Shares of the Funds may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Payments are mailed at the end of each month. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Funds' prospectuses. Any such requests must be received by the Funds' transfer agent by the 15th of the month in which such change is to take effect. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all shares of the Funds under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Corporation and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Corporation reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Corporation reserves the right, after notice has been given to the shareholder and Custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                                    DIVIDENDS

          (See "Distribution and Performance Information--Dividends and
            Capital Gains Distributions" in the Funds' Prospectuses)

         Each Fund declares dividends on the outstanding shares from each Fund's net investment income at the close of each business day to shareholders of record at 4:00 p.m. (eastern time) on the day of declaration. Realized capital gains and losses may be taken into account in determining the daily distribution. Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day to shareholders of record at 4:00 p.m. (eastern time) on that day.

         Investment income for a Fund includes, among other things, interest income and accretion of market and original issue discount and amortization of premium.

         Dividends declared in and attributable to the preceding month will be paid on the first business day of each month. Net realized capital gains, after utilization of capital loss carryforwards, if any, will be distributed annually, although an additional distribution may be necessary to prevent the application of a federal excise tax. Dividends and distributions will be invested in additional shares of the same class of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Fund forwards to the Custodian the monies for dividends to be paid in cash on the payment date.

         Shareholders who redeem all their shares prior to a dividend payment will receive, in addition to the redemption proceeds, dividends declared but unpaid. Shareholders who redeem only a portion of their shares will be entitled to all dividends declared but unpaid on such shares on the next dividend payment date.

                             PERFORMANCE INFORMATION

   (See "Distribution and Performance Information--Performance Information" in
                            the Funds' Prospectuses)

         From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information will be calculated separately for each class of a Fund's shares. Because each class of shares is subject to different expenses, the net yield of each class of a particular Fund for the same period may differ. Performance information enumerated below is provided at the Fund level since each Fund consisted of one class of shares (which class was redesignated as the Managed Shares Class) effective December 31, 1996. These performance figures may be calculated in the following manner:

Yield

         The Corporation makes available various yield quotations with respect to shares of the Funds. The annualized yield for each of the following Funds for the seven-day period ended December 31, 1996 was 4.46% for the Government Fund, 4.94% for the Cash Fund, and 3.23% for the Tax Free Fund. Each Fund's yield may fluctuate daily and does not provide a basis for determining future yields. The foregoing yields were computed by determining the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses, including the management fee payable to the Adviser.

         Current yield for each Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to such Funds. Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The yield of a Fund, however, may not be comparable to investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities and compute expenses.

Effective Yield

         The effective yield for the Funds is calculated in a similar fashion to yield, except that the seven-day period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^365/7] - 1

The effective yields (i.e., on a compound basis, assuming the daily reinvestment of dividends) for each of the following Funds for the seven-day period ended December 31, 1996 was 4.56% for the Government Fund, 5.06% for the Cash Fund, and 3.29% for the Tax Free Fund.

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years and the life of a Fund, where applicable, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares, if any, and assume that all dividends and capital gains distributions during the respective periods were reinvested in the same class of Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
Where:
                     P         =    a hypothetical initial investment of $1,000.
                     T         =    Average Annual Total Return.
                     n         =    number of years.
                     ERV       =    ending  redeemable  value:  ERV is the
                                    value,  at the  end  of  the  applicable
                                    period,   of   a   hypothetical   $1,000
                                    investment made at the beginning of the applicable period.



                              SECTION TO BE UPDATED

         Average Annual Total Return for periods ended December 31, 1996

                                   One Year         Five Years        Ten Years

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a specific class of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in the same class of Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):


                                 C = (ERV/P) - 1

                  Where:

                     C         =    Cumulative Total Return.
                     P         =    a hypothetical initial investment of $1,000.
                     ERV       =    ending  redeemable  value:  ERV is the
                                    value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.



           Cumulative Total Return for periods ended December 31, 1996

                                   One Year         Five Years        Ten Years





                                  TO BE UPDATED
Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Tax-Equivalent Yield

         For the Scudder Tax Free Money Market Series, Tax-Equivalent Yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 30 day (or one month) period assuming semiannual compounding of income. Tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. Thus, taxpayers with a federal tax rate of ______% and an effective combined marginal tax rate of ______% would need to earn a taxable yield of ____% to receive after-tax income equal to the ______% tax-free yield of Scudder Tax Free Money Market Series for the 30-day period ended ____________.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to, the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, Directors and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. Government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Bank Rate Monitor, a weekly newsletter, published by the Advertising News Service, Inc., that includes a national index of bank money market rates and yields on CDs and other bank depository instruments of varied maturities for the 100 leading banks and thrifts in the nation's top 10 Census Statistical Metropolitan Areas.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Smart Money, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication distributed 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                                   THE PROGRAM

         Scudder Treasurers Trust(TM) (the "Program") is a corporate and institutional cash investment program with respect to the Funds. The Program is designed especially for treasurers and financial officers of small and middle-sized corporations and financial institutions. The Funds reduce substantially the costs and inconvenience of direct investment in individual securities. They help reduce risk by diversifying investments across a broad range of securities. They also provide flexibility since shares can be redeemed from or exchanged between any of the Funds at no extra cost.

         The Funds seek to provide busy executives with assistance in the professional management of their cash reserves. These executives frequently engage experts (meaning experienced professionals) for services requiring specialized knowledge and expertise. The investment of liquid assets is one such service. Each of the Funds has a different objective and offers full-time professional reserve asset management, which is frequently not available from traditional cash management providers. The Program can help institutional cash managers take advantage of today's investment opportunities and techniques to improve the performance of their liquid assets.

         The Funds allow small and middle-sized businesses and other institutions to take advantage of the investment management services of the Adviser. The Adviser's investment counsel clients include corporations, foundations, institutions, insurance companies, endowments, trusts, retirement plans and individuals.

         The Funds also anticipate lower expense ratios than those of money market mutual funds designed for individual investors because the Funds' average account balances are normally higher than those of the average money market fund. The Program also offers special services designed for the convenience of corporate and institutional treasurers.

         Each of the Funds seeks to provide the combination of price stability, liquidity and current income that treasurers often require for liquid assets such as operating reserves.

                            ORGANIZATION OF THE FUNDS

              (See "Fund Organization" in the Funds' Prospectuses)

         The Corporation was formed on June 18, 1982 under the laws of the State of Maryland. The authorized capital stock of the Corporation consists of 10,000,000,000 shares having a par value of $.001 per share.

         Pursuant  to  authority  expressly  granted  by of the  Charter  of the
Corporation, the Board of Directors has reclassified six hundred million (600,000,000) shares of authorized and unissued Capital Stock into the Scudder Money Market Series. Prior to the reclassification, three billion (3,000,000,000) shares of Capital Stock were classified as shares of the Scudder Money Market Series. After the reclassification, three billion six hundred million (3,600,000,000) shares of Capital Stock are classified as shares of the Scudder Money Market Series.

         The Board of Directors has subdivided the Scudder Money Market Series, the Scudder Tax Free Money Market Series and the Scudder Government Money Market Series (the "Funds") into classes.

         In addition, with respect to the Scudder Tax Free Money Market Series and Scudder Government Money Market Series, one additional class of Capital Stock, to be referred to for all purposes as "Institutional Shares," and with respect to the Scudder Money Market Series, two additional classes of Capital Stock, to be referred to for all purposes as "Institutional Shares" and the "Premium Money Market Shares."

         After giving effect to the above classifications of Capital Stock, with respect to these three Funds, the Corporation shall have, in addition to the three billion four hundred million (3,400,000,000) shares of Capital Stock previously classified as set forth in the Charter, three billion six hundred million (3,600,000,000) shares of its authorized Capital Stock classified as the Scudder Money Market Series, which is further classified into eight hundred million (800,000,000) Managed Shares, eight hundred million (800,000,000)
Institutional Shares, and two billion (2,000,000,000) Premium Money Market Shares; one billion (1,000,000,000) shares of Capital Stock classified as the Scudder Tax Free Money Market Series, which is further classified into five hundred million (500,000,000) Managed Shares and five hundred million (500,000,000) Institutional Shares; and three billion (3,000,000,000) shares of Capital Stock classified as and the Scudder Government Money Market Series, which is further classified into one billion five hundred million
(1,500,000,000) Managed Shares and one billion five hundred million (1,500,000,000) Institutional Shares.

         Each share of each class of a Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of each Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Corporation has determined that the matter affects only the interest of shareholders of one or more classes of a Fund, in which case only the shareholders of such class or classes of that Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to a Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Articles of Incorporation. As used in the Prospectuses and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Corporation's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Corporation's outstanding shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Each share of a Fund of the Corporation represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Corporation's Board of Directors. In the event of the liquidation or dissolution of the Corporation, shares of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the Funds, of any general assets not attributable to a Fund that are available for distribution.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Corporation.

                               INVESTMENT ADVISER

    (See "Fund Organization--Investment Adviser" in the Funds' Prospectuses)

         The Corporation retains Scudder, Stevens & Clark, Inc. as investment adviser on behalf of each of the Funds pursuant to Investment Advisory Agreement (the "Agreement"). The Adviser is one of the most experienced investment counsel firms in the U.S. It was established in 1919 as a partnership and was restructured as a Delaware corporation in 1985. The principal source of the Adviser's income is professional fees received from providing continuing investment advice. The Adviser's subsidiary, the Distributor, acts as principal underwriter for shares of registered open-end investment companies. The Adviser provides investment counsel for many individuals and institutions, including insurance companies, endowments, industrial corporations and financial and banking organizations. As of December 31, 1996, the Adviser and its affiliates had in excess of $115 billion under their supervision, approximately two-thirds of which was invested in fixed-income securities.

         The Adviser maintains a research department with more than 50 professionals, which conducts continuous studies of the factors that affect various industries, companies and individual securities in the U.S. as well as abroad. In this work the Adviser utilizes reports, statistics and other investment information from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Funds and for other clients of the Adviser. Investment decisions, however, are based primarily on investigations and critical analyses by the Adviser's own research specialists and portfolio managers.

         The Adviser may give advice and take action with respect to any of its other clients, which may differ from advice given or from the time or nature of action taken with respect to a Fund of the Corporation. If these clients and such Fund are simultaneously buying or selling a security with a limited market, the price may be adversely affected. In addition, the Adviser may, on behalf of other clients, furnish financial advice or be involved in tender offers or merger proposals relating to companies in which such Fund invests. The best interests of any Fund may or may not be consistent with the achievement of the objectives of the other persons for whom the Adviser is providing advice or for whom they are acting. Where a possible conflict is apparent, the Adviser will follow whatever course of action is in its judgment in the best interests of the Fund. The Adviser may consult independent third persons in reaching its decision.

         Subject to policy established by the Corporation's Board of Directors, which has overall responsibility for the business and affairs of each Fund, the Adviser manages the operations of the Funds. In addition to providing advisory services, the Adviser furnishes office space and certain facilities and personnel required for conducting the business of the Funds and the Adviser pays the compensation of the Corporation's officers, directors and employees affiliated with the Adviser or its affiliates. Although the Adviser currently pays the compensation, as well as certain expenses, of all officers and employees of the Corporation who are affiliated with the Adviser or its affiliates, the terms of the Agreements state that the Adviser is not obligated to pay the compensation and expenses of the Corporation's clerical employees other than those providing advisory services. The Adviser, however, has represented to the Corporation's Board of Directors that its current intention is to continue to pay such compensation and expenses.

         For the period of January 1, 1997 until July 7, 1997, the Adviser received a management fee from each Fund at an annual rate of 0.40% for the first $1.5 billion of average daily net assets and 0.35% of such assets in excess of $1.5 billion. Until July 7, 1997, the Adviser has agreed to waive a portion of its investment management fee for each the Cash Fund and Government Fund to the extent necessary so that the total annualized expenses of each Fund does not exceed 0.55% of average daily net assets. Effective July 7, 1997 the Adviser receives a management fee at an annual rate of 0.25% for each Fund. For the period July 7, 1997 to December 31, 1997 there is a management fee waiver for the Cash Fund, Tax Free Fund and Government Fund of 0.05%, 0.10% and 0.15%, respectively. Management fees are computed daily and paid monthly.

         For the Corporation's fiscal year ended December 31, 1996, management fees paid to the Adviser were $131,141 for the Government Fund, $1,227,581 for the Cash Fund, and $587,278 for the Tax Free Fund. Had the Adviser not waived $150,102 of its management fee for the Government Fund, and $274,989 of its management fee for the Cash Fund, the total fee paid by each Fund in 1996 would have been $281,243 and $1,502,570, respectively.

         For the Corporation's fiscal year ended December 31, 1995, management fees paid to the Adviser were $62,892 for the Government Fund, $1,045,111 for the Cash Fund, and $530,696 for the Tax Free Fund. Had the Adviser not waived $211,734 of its management fee for the Government Fund and $474,280 of its management fee for the Cash Fund, the total fee paid by each such Fund in 1995 would have been $274,626 and $1,519,391, respectively.

         For the Corporation's fiscal year ended December 31, 1994, management fees paid to the Adviser were $80,152 for the Government Fund, $948,135 for the Cash Fund, and $498,692 for the Tax Free Fund. Had the Adviser not waived $221,083 of its management fee for the Government Fund and $458,399 of its management fee for the Cash Fund, the total fee paid by each such Fund in 1994 would have been $301,235 and $1,406,534, respectively.

         The Agreement provides that the relevant Fund pay all of its expenses that are not specifically assumed by the Adviser. (Expenses attributable to a specific class of each Fund will be charged against the assets of that class of the Fund, other expenses of the Corporation will be allocated among the Funds in a manner which may, but need not, be proportionately in relation to the net assets of each Fund.) Expenses payable by each of the Funds include, but are not limited to, organizational expenses; clerical salaries; brokerage and other expenses of executing portfolio transactions; legal, auditing or accounting expenses; trade association dues; taxes or governmental fees; the fees and expenses of the transfer agent of the Fund; the cost of preparing share certificates or any other expenses, including clerical expenses of issue, redemption or repurchase of shares of the Fund; the expenses and fees for registering and qualifying securities for sale; the fees of Directors of the Corporation who are not employees or affiliates of the Adviser or its affiliates; travel expenses of all officers, directors and employees; insurance premiums; the cost of preparing and distributing reports and notices to shareholders; and the fees or disbursements of custodians of the Fund's assets.

         The Agreement will continue in effect from year to year provided such continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Corporation's Board of Directors and (ii) by a majority of the directors of the Corporation who are not parties to the investment management contract or "interested persons" (as defined in the 1940 Act) of any such party. Each of the Agreements may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                                   DISTRIBUTOR

        (See "Fund Organization--Distributor" in the Funds' Prospectuses)

         Pursuant to a contract with Corporation, Scudder Investor Services, Inc., a subsidiary of the Adviser, serves as the Corporation's principal underwriter in connection with a continuous offering of shares of the Corporation. The Distributor receives no remuneration for its services as principal underwriter and is not obligated to sell any specific amount of Fund shares. As principal underwriter, it accepts purchase orders for shares of the Fund. In addition, the Underwriting Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Fund. After the Prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. The Distributor will also pay for supplemental sales literature and advertising costs.

                             DIRECTORS AND OFFICERS

         The principal occupations of the Directors and executive officers of the Corporation for the past five years are listed below.

                                                                                          Position with
                                    Position with                                         Underwriter, Scudder
Name (Age) and Address              Corporation            Principal Occupation**         Investor Services, Inc.
----------------------              -----------            ----------------------         -----------------------

Daniel Pierce (63)+*#               President and          Chairman of the Board and      Vice President,
                                    Director               Managing Director of           Director and Assistant
                                                           Scudder, Stevens & Clark,      Treasurer
                                                           Inc.

David S. Lee (63)+*#                Chairman of the        Managing Director of           President, Director
                                    Board and Director     Scudder, Stevens & Clark,      and Assistant Treasurer
                                                           Inc.

Edgar R. Fiedler (68)#              Director               Senior Fellow and Economic        --
50023 Brogden                                              Counselor, The Conference
Chapel Hill, NC  27514                                     Board, Inc.



                                       30

                                                                                          Position with
                                    Position with                                         Underwriter, Scudder
Name (Age) and Address              Corporation            Principal Occupation**         Investor Services, Inc.
----------------------              -----------            ----------------------         -----------------------

Peter B. Freeman (64)               Director               Corporate Director and           --
100 Alumni Avenue                                          Trustee
Providence, RI  02906

Robert W. Lear (79)                 Director               Executive-in-Residence,          --
429 Silvermine Road                                        Visiting Professor, Columbia
New Canaan, CT  06840                                      University Graduate School
                                                           of Business

Stephen L. Akers (45)+              Vice President         Managing Director of            --
                                                           Scudder, Stevens & Clark,
                                                           Inc.

K. Sue Cote (35)+                   Vice President         Principal of Scudder,           --
                                                           Stevens & Clark, Inc.

Carol L. Franklin (44)+             Vice President         Managing Director of            --
                                                           Scudder, Stevens & Clark,
                                                           Inc.

Jerard K. Hartman (64)++            Vice President         Managing Director of            --
                                                           Scudder, Stevens & Clark,
                                                           Inc.

Thomas W. Joseph (57)+              Vice President and     Principal of Scudder,          Vice President,
                                    Assistant Secretary    Stevens & Clark, Inc.          Director, Treasurer
                                                                                          and Assistant Clerk

Thomas F. McDonough (50)+           Vice President and     Principal of Scudder,          Assistant Clerk
                                    Secretary              Stevens & Clark, Inc.

Pamela A. McGrath (43)+             Vice President and     Managing Director of            --
                                    Treasurer              Scudder, Stevens & Clark,
                                                           Inc.

Kathryn L. Quirk (44)++             Vice President         Managing Director of           Senior Vice President,
                                                           Scudder, Stevens & Clark,      Director and Clerk
                                                           Inc.

* Messrs. Lee and Pierce are considered by the Corporation to be persons who are "interested persons" of the Adviser or of the Corporation (within the meaning of the 1940 Act).
** All the Directors and Officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
 #       Messrs. Pierce, Fiedler and Lee are members of the Executive Committee.
 +       Address:  Two International Place, Boston, Massachusetts
 ++      Address:  345 Park Avenue, New York, New York

         Directors of the Corporation not affiliated with the Adviser receive from the Corporation an annual fee and a fee for each Board of Directors and Board Committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Directors who are affiliated with the Adviser do not receive compensation from the Corporation, but the Corporation may reimburse such Directors for all out-of-pocket expenses relating to attendance at meetings.

         As of June 9, 1997, the Directors and officers of the Corporation, as a group, owned less than __% of the outstanding shares of each Fund of the Corporation.

         As of June 9, 1997, the following shareholders held of record more than five percent of such Fund:

         Government Fund. Citibank, N.A., New York, NY 11120, held of record _____% of the outstanding shares of the Government Fund.

         Cash Fund. Chemical Bank, Jericho, NY 10017-2014, Cudd & Co., New York, NY 10036 and Hare & Co., New York, NY 10005, held of record _____%, _____% and _____%, respectively, of the outstanding shares of the Cash Fund.

         Tax Free Fund. Chemical Bank, Jericho, NY 11753-0900, Hare & Co., New York, NY 10005 and Cudd & Co., New York, NY 10036 held of record _____%, _____% and _____%, respectively, of the outstanding shares of the Tax Free Fund.

         As of June 9, 1997 no other persons, to the knowledge of management, owned of record or beneficially more than __% of the outstanding shares of any Fund. To the extent that any of the above institutions is the beneficial owner of more than __% of the outstanding shares of the Corporation or a Fund, it may be deemed to be a "control" person of the Corporation or such Fund for purposes of the 1940 Act.

                                  REMUNERATION

Responsibilities of the Board--Board and Committee Meetings

         The Board of Directors is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder, Stevens & Clark, Inc. (The "Adviser"). These "Independent Directors" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Directors meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Directors review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Funds' investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Directors.

         All of the Independent Directors serve on the Committee on Independent Directors, which nominates Independent Directors and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Directors from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

         The Independent Directors met four times during 1996, including Board and Committee meetings and meetings to review each Fund's contractual arrangements as described above. All of the Independent Directors attended 100% of all such meetings.

Compensation of Officers and Directors

         The Independent Directors receive compensation of $150 per Fund for each Directors' meeting and each Board Committee meeting attended, and an annual Director's fee of $500 for each Fund with average daily net assets less than $100 million, and $1,500 for each Fund with average daily net assets in excess of $100 million, payable quarterly. No additional compensation is paid to any Independent Director for travel time to meetings, attendance at directors'
educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, service on special trustee task forces or subcommittees or service as lead or liaison trustee. Independent Directors do not receive any employee benefits such as pension, retirement or health insurance.

         The Independent Directors also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type an complexity and in some cases have substantially different Directors fee schedules. The following table shows the aggregate compensation received by each Independent Directors during 1996 from the Company and from all of Scudder funds as a group.

             Name                 Scudder Fund, Inc.*      All Scudder Funds
             ----                 -------------------      -----------------
Edgar R. Fiedler, Director**            $17,776           $108,083 (20 funds)

Peter B. Freeman, Director               $8,000           $131,734 (33 funds)

Robert W. Lear, Director                 $8,000           $33,049 (11 funds)

*        Scudder  Fund,  Inc.  consists  of the Cash  Fund,  Tax  Free  Fund and
         Government Fund.

** Mr. Fiedler received $17,776 through a deferred compensation program. As of December 31, 1996, Mr. Fiedler had a total of $205,223 accrued in a deferred compensation program for serving on the Board of Directors of the Company. In addition, as of December 31, 1996, Mr. Fiedler had a total of $191,130 accrued in a deferred compensation program for serving on the Board of Directors of Scudder Institutional Fund, Inc.

         Members of the Board of Directors who are employees of Scudder or its affiliates receive no direct compensation from the Company, although they are compensated as employees of Scudder, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                      TAXES

      (See "Distribution and Performance Information--Taxes" in the Funds'
                                 Prospectuses)

         The Prospectuses  describe generally the tax treatment of distributions
by  the  Corporation.   This  section  of  the  Statement  includes   additional
information concerning federal taxes.

         Qualification by each Fund as a regulated investment company under the Internal Revenue Code of 1986 (the "Code") requires, among other things, that
(a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or options thereon; or other income derived with respect to its business of investing in stock securities or currencies (b) the Fund derive less than 30% of its gross income from gains (without offset for losses) from the sale or other disposition of securities or certain options thereon held for less than three months; and (c) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trade or business. As a regulated investment company, each Fund generally will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its stockholders at least 90% of its net taxable investment income (including net short-term capital gain) and at least 90% of the excess of its tax exempt interest income over attributable expenses earned in each year. Investment income of a Fund includes, among other things, accretion of market and original issue discount, even though the Fund will not receive current payments on discount obligations.

         A 4% nondeductible excise tax will be imposed on a Fund (except the Tax Free Fund to the extent of its tax-exempt income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. For this purpose, any income or gain retained by a Fund that is subject to tax will be considered to have been distributed by year-end. In addition, dividends including "exempt-interest dividends," declared in October,

November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by each Fund and received by shareholders on December 31 of the calendar year in which the dividend was declared. Each Fund intends that it will timely distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

         Any gain or loss realized upon a sale or redemption of shares of a Fund by a shareholder who is not a dealer in securities is generally treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the sale or redemption of shares of a Fund held for six months or less is treated as long-term capital loss to the extent of any long-term capital gain distribution received by the shareholder. Any loss realized by a shareholder upon the sale or redemption of shares of the Tax Free Fund held for six months or less is disallowed to the extent of any "exempt-interest" dividends received by the shareholder. Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent shares of such Fund are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

         Dividends paid out of a Fund's investment company taxable income (which includes, among other items, dividends, interest and net excess of net long-term capital losses) will be taxable to a shareholder as ordinary income. Because no portion of a Fund's income is expected to consist of dividends paid by U. S. corporations, no portion of the dividends paid by a Fund is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

         The Tax Free Fund intends to qualify under the Code to pay "exempt-interest dividends" to its shareholders. The Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which the interest payments are exempt from federal income tax. To the extent that dividends distributed by the Fund to its shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from the gross incomes of the shareholders for federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to one-half of their social security benefits and certain railroad retirement benefits. It should also be noted that tax-exempt interest on private activity bonds in which the Portfolio may invest generally is treated as a tax preference item for purposes of the alternative minimum tax for corporate and individual shareholders. The Fund will inform shareholders annually as to the portion of the distributions from the Fund which constituted "exempt-interest dividends."

         Investments by a Fund in zero coupon or other original issue discount (other than tax-exempt securities) securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which a Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

         Gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price), including tax-exempt market discount bonds, held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

         The taxation of over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Certain options in which a Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

         Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

         Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         The 30% limitation and the diversification requirements applicable to each Fund's assets may limit the extent to which each Fund will be able to engage in options transactions.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

         Under the Code, a shareholder may not deduct that portion of interest on indebtedness incurred or continue to purchase or carry shares of an investment company paying exempt interest dividends (such as those of the Tax Free Fund) which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends (excluding net capital gain dividends) received by the shareholder. In addition, under rules issued by the Internal Revenue Service for determining when borrowed funds are considered to be used to purchase or carry particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to such purchase.

         Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions (other than redemption proceeds, provided the Fund maintains a constant net asset value per share) payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U. S. federal income tax liability.

         The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

         Fund shareholders may be subject to state and local taxes on their Fund distributions, including distributions from the Tax Free Fund. In many states, Fund distributions which are derived from interest on certain U. S. Government obligations are exempt from taxation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Tax Free Fund. The term "substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business a part of a facility financed by industrial development bonds. Generally, an individual will not be a "related person" of a substantial user under the Code unless the person or his or her immediate family owns directly or indirectly in the aggregate more than a 50% equity interest in the substantial user.

                             PORTFOLIO TRANSACTIONS

         Subject to the supervision of the Board of Directors, the Adviser is primarily responsible for the investment decisions of each of the Funds and the placing of such Funds' portfolio transactions. In placing orders, it is the policy of the Adviser to obtain the most favorable net results, taking into account such factors as price, size of order, difficulty of execution and skill required of the executing broker. While the Adviser will generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

         To the maximum extent feasible, the Adviser places orders for portfolio transactions for the Funds through the Distributor, which in turn places orders on behalf of the Funds. The Distributor receives no commissions, fees or other remuneration from the Funds for this service. Allocation of portfolio transactions by the Distributor is supervised by the Adviser.

         The Funds' purchases and sales of portfolio securities are generally placed by the Adviser with the issuer or a primary market maker for these securities on a net basis, without any brokerage commissions being paid by the Funds. Trading, however, does involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities but only for the purpose of seeking for the Funds the most favorable net results, including such fees, on a particular transaction. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. During the Company's last three fiscal years, the Funds paid no brokerage commissions.

         Research and Statistical Information. When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place orders with brokers and dealers who supply market quotations to the fund accounting agent of the Funds for valuation purposes, or who supply research, market and statistical information to the Adviser. Except for implementing the policy stated above, there is no intention on the part of the Adviser to place portfolio transactions with particular brokers or dealers or groups thereof, and the Adviser does not place orders with brokers or dealers on the basis that such broker or dealer has or has not sold shares of the Funds. Although such research, market and statistical information is useful to the Adviser, it is the Adviser's opinion that such information is only supplementary to their own research efforts, since the information must still be analyzed, weighed and reviewed by the staff of the Adviser. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the investment advisory agreements with the Funds, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information is used by the Adviser in connection with the Funds.

                                 NET ASSET VALUE

         Net asset value per share for each Fund is determined by Scudder Fund Accounting Corporation, a subsidiary of the Adviser, on each day the Exchange is open for trading. The net asset value per share of the Cash Fund and the Government Fund is determined at the close of the New York Stock Exchange, normally 4:00 p.m., and at 2:00 p.m.

for the Tax Free Fund. The net asset value per share of each Fund is computed by dividing the value of the total assets attributable to a specific class, less all liabilities attributable to those shares, by the total number of outstanding shares of that class. The Exchange is closed on Saturdays, Sundays, and on New Year's Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day and Christmas Day (collectively, the "Holidays"). When any Holiday falls on a Saturday, the Exchange is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday. Although the Corporation intends to declare dividends with respect to each of its Funds on all other days, including Martin Luther King, Jr. Day (the third Monday in January), Columbus Day (the second Monday in October) and Veterans' Day, no redemptions will be made on these three bank holidays nor on any of the Holidays.

         As indicated under "Transaction Information--Share Price" in the Prospectuses, each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Fund's portfolio on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of no more than 397 calendar days and invest only in securities determined by the Board of Directors to be of high quality with minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, such Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as appropriate, including the redemption of shares in kind, the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                             ADDITIONAL INFORMATION

Experts

         The financial highlights of each Fund included in the Prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been audited by Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, independent accountants, and are included in the Prospectus and this Statement of Additional Information in reliance upon the accompanying report of said firm, which reports are given upon their authority as experts in accounting and auditing.

Other Information

         The CUSIP number of the Government Fund is 811149103.
         The CUSIP number of the Cash Fund is 811149202.

         The CUSIP number of the Tax Free Fund is 811149301.

         Each Fund has a fiscal year end of December 31.

         The law firm of Dechert Price & Rhoads is counsel to the Funds.

         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset value for the Funds. Each Fund pays SFAC an annual fee equal to 0.0200% of the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the year ended December 31, 1996, the amount charged to the Funds by SFAC aggregated $30,000 for the Government Fund, $48,900 for the Cash Fund, and $39,965 for the Tax Free Fund, of which $2,500, $4,177, and $3,306, respectively, remained unpaid at December 31, 1996.

         Scudder Service Corporation (the "Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Corporation and as such performs the customary services of a transfer agent and dividend disbursing agent. These services include, but are not limited to: (i) receiving for acceptance in proper form orders for the purchase or redemption of Fund shares and promptly effecting such orders; (ii) recording purchases of Fund shares and, if requested, issuing stock certificates; (iii) reinvesting dividends and distributions in additional shares or transmitting payments therefor; (iv) receiving for acceptance in proper form transfer requests and effecting such transfers; (v) responding to shareholder inquiries and correspondence regarding shareholder account status; (vi) reporting abandoned property to the various states; and (vii) recording and monitoring daily the issuance in each state of shares of each Fund of the Corporation. The Service Corporation applies monthly activity fees for servicing shareholder accounts of $220,000. Effective October 1, 1995 the minimum monthly charge to any Fund shall be the pro rata portion of the annual fee, determined by dividing such aggregate fee by the number of Funds of the Corporation and series of Institutional Fund. When a Fund's monthly activity charges do not equal or exceed the minimum monthly charge, the minimum will be charged. For the year ended December 31, 1996, the amount charged to the Corporation by Scudder Service Corporation aggregated $23,477 for the Government Fund, $66,490 for the Cash Fund, and $23,477 for the Tax Free Fund, of which $2,292, $5,556, and $2,292, respectively, remained unpaid at December 31, 1996.

         The Funds' Prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Corporation has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Corporation and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

         The financial statements, including the investment portfolios of the Corporation, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated herein by reference in the Annual Reports to the Shareholders of the Corporation dated December 31, 1996 and are hereby deemed to be a part of this Statement of Additional Information.

         Effective July 7, 1997, the Company's Board of Directors has approved a name change of the Funds from Managed Cash Fund, Managed Tax-Free Fund and Managed Government Securities Fund to Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series, respectively.

                                    APPENDIX

         The following is a description of the ratings given by Moody's, S&P and Fitch to corporate and municipal bonds, corporate and municipal commercial paper and municipal notes.

Corporate and Municipal Bonds

         Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa". Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest degree of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations, neither highly protected nor poorly secured. Moody's applies numerical modifiers 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of the category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

         S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB". Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the higher rated issues only in small degree". Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible to" adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead a "weakened capacity" to make such payments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

         Fitch: The four highest ratings of Fitch for corporate and municipal bonds are "AAA," "AA," "A" and "BBB". Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F1+". Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings.

Corporate and Municipal Commercial Paper

         Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term obligations".

         S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is strong". Commercial paper with "overwhelming safety characteristics" will be rated "A-1+".

         Fitch: The rating "F-1" is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated "F-1".

Municipal Notes

         Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality". Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group". Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

         S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest". Notes issued with "overwhelming safety characteristics" will be rated "SP-1+". The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

         Fitch:   The  highest  ratings  for  state  and  municipal   short-term
obligations are "F-1+," "F-1," and "F-2".

                       MANAGED GOVERNMENT SECURITIES FUND

                                MANAGED CASH FUND

                              MANAGED TAX-FREE FUND

--------------------------------------------------------------------------------










                                  ANNUAL REPORT
                                DECEMBER 31, 1996

--------------------------------------------------------------------------------

Board of Directors
DAVID S. LEE^(1)                   Chairman of the Board; Managing Director, Scudder,
                                   Stevens
                                   & Clark, Inc.

EDGAR R. FIEDLER^(1)^(2)^(3)       Vice President and Economic Counsellor, The Conference
                                   Board;
                                   formerly Assistant Secretary of the Treasury for
                                   Economic Policy

PETER B. FREEMAN^(2)^(3)           Corporate Director and Trustee

ROBERT W. LEAR^(2)^(3)             Executive-in-Residence and Visiting Professor, Columbia
                                   University Graduate School of Business; Director or Trustee,
                                   Various Organizations

DANIEL PIERCE^(1)                  President; Chairman of the Board, Scudder, Stevens & Clark, Inc.

                                   (1)Member of Executive Committee
                                   (2)Member of Nominating Committee
                                   (3)Member of Audit Committee

--------------------------------------------------------------------------------
Officers

DAVID S. LEE                       Chairman of the Board

DANIEL PIERCE                      President

STEPHEN L. AKERS                   Vice President

K. SUE COTE                        Vice President

CAROL L. FRANKLIN                  Vice President

JERARD K. HARTMAN                  Vice President

KATHRYN L. QUIRK                   Vice President

THOMAS W. JOSEPH                   Vice President and Assistant Secretary

THOMAS F. McDONOUGH                Vice President and Secretary

PAMELA A. McGRATH                  Vice President and Treasurer

Dear Shareholder:

Operated  exclusively  for  institutions  and their clients,  Scudder Fund, Inc.
provided competitive investment results in 1996. Scudder Fund, Inc. includes three separate money market funds -- Managed Government Securities Fund, Managed Cash Fund, and Managed Tax-Free Fund. Each Fund seeks to provide a high level of income while preserving capital and maintaining liquidity.

All three funds seek to maintain a net asset value of $1.00, and have done so since their inception. (There is no guarantee, of course, that each fund will maintain stable net asset values.) The Managed Tax-Free Fund seeks to provide income exempt from Federal income tax.

Total net assets for Managed Government Securities Fund, Managed Cash Fund and Managed Tax-Free Fund were $625 million on December 31, 1996, compared to $560 million at the start of the year, which does not include the assets of Managed Federal Securities Fund. Managed Federal Securities Fund ceased operations on November 29, 1996. A table showing dividend payments and other financial information for the twelve months ended December 31, 1996 is on page 16. This table also shows dividend payments and financial information for each fund for the five years ended December 31, 1996. In addition, please see the following pages for audited financial statements for the year ended December 31, 1996, as well as a list of each Fund's investments.

If you have any questions  concerning any of these funds,  please call toll free
(800) 854-8525 from any continental state.


                                                                 /s/David S. Lee
                                                                    David S. Lee
                                                                        Chairman

MANAGED GOVERNMENT SECURITIES FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                                                                 MATURITY         PRINCIPAL            VALUE
                                                                   DATE            AMOUNT            (NOTE 2a)
                                                                 -------         ---------          ---------
REPURCHASE AGREEMENTS -- 7.1%

State Street Bank & Trust, dated 12/31/96 at 6.00%
  (proceeds at maturity $1,976,659) collateralized
  by $1,865,000 U.S. Treasury Bond, 7.125%, 2/15/23
  (cost $1,976,000) (note 3) .................................     1/2/97       $   1,976,000      $   1,976,000
                                                                                                   -------------
U.S. AGENCY OBLIGATIONS -- 93.5%
Federal Home Loan Bank Discount Note .........................     1/2/97           2,000,000          1,999,708
Federal Home Loan Mortgage Corp. Discount Note ...............     4/1/97           4,000,000          3,946,900
Federal Home Loan Mortgage Corp. Discount Note ...............    1/14/97           3,000,000          2,994,301
Federal Home Loan Mortgage Corp. Discount Note ...............    1/17/97           3,200,000          3,192,590
Federal Home Loan Mortgage Corp. Discount Note ...............    1/24/97           3,000,000          2,989,957
Federal National Mortgage Assn. Discount Note ................    1/21/97           6,000,000          5,982,700
Federal National Mortgage Assn., 5.18% .......................    3/14/97*          5,000,000          5,000,000
                                                                                                   -------------
TOTAL U.S. AGENCY OBLIGATIONS (cost $26,106,156) ...............................................      26,106,156
                                                                                                   -------------
TOTAL INVESTMENTS -- 100.6% (cost $28,082,156)** ...............................................      28,082,156
                                                                                                   -------------
OTHER ASSETS AND LIABILITIES -- (0.6%)
Cash ...........................................................................................             706
Receivable for capital stock sold ..............................................................          10,417
Interest receivable and other assets ...........................................................          58,489
Dividend payable ...............................................................................        (118,924)
Payable for capital stock redeemed .............................................................          (1,400)
Management fee payable (note 4) ................................................................         (18,770)
Accrued expenses (note 4) ......................................................................         (94,387)
                                                                                                   -------------
                                                                                                        (163,869)
                                                                                                   -------------
NET ASSETS -- 100.0%
Applicable to 27,918,287 shares of $.001 par value Capital Stock outstanding;
   3,000,000,000 shares authorized (note 7) ....................................................  $   27,918,287
                                                                                                   =============
NET ASSET VALUE PER SHARE ......................................................................        $1.00
                                                                                                        =====

*   Date of next interest rate change.
**  Cost for federal income tax purposes.

See notes to financial statements.

MANAGED CASH FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                                                                 MATURITY         PRINCIPAL            VALUE
                                                                   DATE            AMOUNT            (NOTE 2a)
                                                                 --------         ---------          ---------
CERTIFICATES OF DEPOSIT -- 18.8%
Bank of America, Illinois, 5.70% .............................    5/28/97       $   5,000,000      $   4,997,843
Bank of New York Co., Inc., 5.365% ...........................    6/10/97           7,000,000          7,000,000
Canadian Imperial, 5.37% .....................................    1/10/97          15,000,000         15,000,000
Fifth Third Bank, 5.36% ......................................     1/8/97          15,000,000         15,000,013
National Westminster Bank, PLC, 5.41% ........................    1/21/97          15,000,000         15,000,246
Rabobank Nederland N.V., 5.56% ...............................     3/3/97          14,000,000         14,001,352
Societe Generale, 5.37% ......................................    2/19/97          10,000,000         10,000,000
                                                                                                   -------------
TOTAL CERTIFICATES OF DEPOSIT (cost $80,999,454) ...............................................      80,999,454
                                                                                                   -------------
COMMERCIAL PAPER -- 63.6%
American Express Credit Corp. ................................    1/23/97          15,000,000         14,951,142
Associates Corp. of North America ............................    1/21/97          15,000,000         14,955,667
Barclays U.S. Funding Corp. ..................................    2/28/97          10,000,000          9,914,933
Beneficial Corp. .............................................     4/1/97          10,000,000          9,866,250
Centric Funding Corp. ........................................    2/10/97          10,000,000          9,940,667
Centric Funding Corp. ........................................    2/18/97           5,000,000          4,963,600
Chevron Transport Corp. ......................................     4/1/97          10,000,000          9,865,500
Ciesco, L.P. .................................................    1/15/97          14,000,000         13,971,144
CIT Group Holdings, Inc. .....................................    1/22/97          15,000,000         14,950,913
Commerzbank AG ...............................................    2/28/97          10,000,000          9,914,772
Corporate Asset Funding Co., Inc. ............................    2/25/97          12,000,000         11,901,733
Deutsche Bank Financial, Inc. ................................     3/4/97          12,000,000         11,891,093
Dresdner U.S. Finance, Inc. ..................................     1/2/97          14,000,000         13,997,814
Ford Motor Credit Corp. ......................................     4/1/97          10,000,000          9,866,250
General Electric Capital Corp. ...............................    1/23/97          15,000,000         14,949,583
Household Finance Corp. ......................................    1/15/97          10,000,000          9,978,456
J.P. Morgan & Co., Inc. ......................................     1/8/97          14,000,000         13,985,354
New Center Asset Trust .......................................    5/27/97          18,000,000         17,610,180
Pacificorp ...................................................    2/28/97          10,000,000          9,914,772
Prudential Funding Corp. .....................................     1/9/97          15,000,000         14,982,267
Republic New York Corp. ......................................    1/15/97           8,000,000          7,983,107
Texaco Inc. ..................................................     1/9/97          14,000,000         13,982,796
Virginia Electric & Power Co. ................................    2/13/97          10,000,000          9,936,097
                                                                                                   -------------
TOTAL COMMERCIAL PAPER (cost $274,274,090) .....................................................     274,274,090
                                                                                                   -------------
CORPORATE BOND -- 1.7%
General Electric Capital Corp., 7.625% .......................    1/10/97           2,000,000          2,001,052
MMR Funding I (LOC Bayerische Vereinsbank), 5.84% ............     1/2/97*          5,500,000          5,500,000
                                                                                                   -------------
TOTAL CORPORATE BOND (cost $7,501,052) .........................................................       7,501,052
                                                                                                   -------------

See notes to financial statements.

MANAGED CASH FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                                                                 MATURITY         PRINCIPAL            VALUE
                                                                   DATE            AMOUNT            (NOTE 2a)
                                                                 --------         ---------          ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.7%
Student Loan Marketing Association, 5.39% ....................    1/14/97*      $  15,000,000      $  15,000,000
Student Loan Marketing Association, 5.41% ....................    1/14/97*         22,400,000         22,396,073
                                                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $37,396,073) ....................................      37,396,073
                                                                                                   -------------
REPURCHASE AGREEMENTS -- 12.9%

State Street Bank & Trust, dated 12/31/96 at 6.00%
  (proceeds at maturity $55,637,540) collateralized
  by $52,410,000 U.S. Treasury Bond, 7.125%, 2/15/23
  (cost $55,619,000) .........................................     1/2/97          55,619,000         55,619,000
                                                                                                   -------------
TOTAL INVESTMENTS -- 105.7% (cost $455,789,669)** ..............................................     455,789,669
                                                                                                   -------------
OTHER ASSETS AND LIABILITIES -- (5.7%)
Receivable for capital stock sold ..............................................................       5,614,903
Interest receivable and other assets ...........................................................       1,334,256
Dividend payable ...............................................................................      (1,569,532)
Payable for capital stock redeemed .............................................................      (1,147,761)
Due to custodian ...............................................................................     (28,399,017)
Management fee payable (note 4) ................................................................        (115,079)
Accrued expenses (note 4) ......................................................................        (209,164)
                                                                                                   -------------
                                                                                                     (24,491,394)
                                                                                                   -------------
NET ASSETS -- 100.0%
Applicable to 431,298,275 shares of $.001 par value Capital Stock outstanding;
   3,000,000,000 shares authorized (note 7) ....................................................  $  431,298,275
                                                                                                   =============
NET ASSET VALUE PER SHARE ......................................................................        $1.00
                                                                                                        =====

*   Date of next interest rate change.
**  Cost for federal income tax purposes.

See notes to financial statements.

MANAGED TAX-FREE FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

CREDIT                                                                              PRINCIPAL       VALUE
RATING*   SHORT-TERM MUNICIPAL INVESTMENTS -- 100.7%                                 AMOUNT       (NOTE 2a)
------                                                                              ---------     ---------
          ARIZONA
MIG1      Pima County Industrial Development Authority, Series 1985, SFE
             Technologies, VRDN, 4.5%, 12/1/05 .................................  $  1,900,000   $ 1,900,000
A1+       Pima County, Industrial Development Authority, Tucson Electric
             Power Co., Series 1982A, VRDN, 4.1%, 7/1/22 .......................     1,800,000     1,800,000
                                                                                                 -----------
                 TOTAL ARIZONA .................................................                   3,700,000
                                                                                                 -----------
          CALIFORNIA
A1+       Burbank Redevelopment Agency, Multifamily Housing Series 1985A,
             VRDN, 3%, 11/1/10 .................................................     5,100,000     5,100,000
SP1+      California State, GO, RAN, Series 1996, 4.5%, 6/30/97 ................     2,000,000     2,007,805
MIG1+     California Statewide Community Development Authority, Northern
             California Retired Officers, VRDN, 5%, 6/1/26 .....................     1,300,000     1,300,000
A1        Corona Multi--Family Housing Revenue, Series 1985B, VRDN, 4.125%,
             2/1/05 ............................................................     2,000,000     2,000,000
SS&C      Huntington Beach, Multi--Family Housing Revenue, River Meadows
             Apartments, Series B, VRDN, 4.125%, 10/1/05 .......................     6,800,000     6,800,000
SS&C      Lancaster Household Bank Project, Antelope Pines Estate, Series 1984-A
             VRDN, 3.55%, 11/1/04 ..............................................     3,000,000     3,000,000
A1+       Orange County, Sanitation District #1- 3, 5- 7&11, Series 1993, VRDN,
             5%, 8/1/16 ........................................................       900,000       900,000
SS&C      San Marcos, Redevelopment Agency, Multi-Family Rental Housing
             Series 1985 A, VRDN, 4.125%, 6/1/05 ...............................     6,900,000     6,900,000
                                                                                                 -----------
                 TOTAL CALIFORNIA ..............................................                  28,007,805
                                                                                                 -----------
          COLORADO
A1+       Colorado Health Facilities Authority, Composite Issue for Kaiser
             Permanente, Series 1995A, VRDN, 4.15%, 8/1/15 .....................     1,000,000     1,000,000
A1+       Regional Transportation, District of Colorado, Special Passenger Fare
             Revenue, Series 1989A, VRDN, 4%, 6/1/99 ...........................     1,700,000     1,700,000
                                                                                                 -----------
                 TOTAL COLORADO ................................................                   2,700,000
                                                                                                 -----------
          DISTRICT OF COLUMBIA
A1+       District of Columbia, General Fund Recovery, Series B-3, VRDN,
             5.1%, 6/1/03 ......................................................     2,000,000     2,000,000
MIG1      District of Columbia, GO, General Fund Recovery, Series B2,
             VRDN, 5.1%, 6/1/03 ................................................       300,000       300,000
MIG1      District of Columbia, GO, VRDN, Series A3, 5%, 10/1/07 ...............     1,000,000     1,000,000
                                                                                                 -----------
                 TOTAL DISTRICT OF COLUMBIA ....................................                   3,300,000
                                                                                                 -----------
          FLORIDA
MIG1      Broward County, Housing Finance Authority, Welleby Apartments
             Project, VRDN, 4.25%, 12/1/06 .....................................     1,000,000     1,000,000
A1+       Gainesville, Florida Utilities System, Series C, TECP, 3.6%, 1/6/97 ..     1,000,000     1,000,000
AAA       Dade County Health Facilities Authority, Miami Children's Hospital,
             VRDN, AMBAC Insured, 4%, 9/1/25 ...................................     1,200,000     1,200,000
A1+       Dade County, Water and Sewer System Revenue, Series 1994, VRDN,
             FGIC Insured, 4%, 10/5/22 .........................................     4,700,000     4,700,000

See notes to financial statements.

CREDIT                                                                              PRINCIPAL       VALUE
RATING*                                                                              AMOUNT       (NOTE 2a)
------                                                                              ---------     ---------
MIG1      Jacksonville Pollution Control Revenue, Florida Power and Light, TECP,
             Series 1994, 3.55%, 2/20/97 .......................................  $  1,300,000   $ 1,300,000
A1        Sarasota County, Public Hospital District, Sarasota Memorial Hospital,
             TECP, Series 1993A, 3.7%, 2/18/97 .................................     2,500,000     2,500,000
                                                                                                 -----------
                 TOTAL FLORIDA .................................................                  11,700,000
                                                                                                 -----------
          GEORGIA
A1+       Turner County Industrial Development Revenue, Coats & Clark Inc.,
             Series 1984, VRDN, 3.65%, 10/1/98 .................................     1,600,000     1,600,000
                                                                                                 -----------
          IDAHO
MIG1      Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical
             Center Project, Series 1995, VRDN, 5.25%, 5/1/22 ..................     2,400,000     2,400,000
                                                                                                 -----------
          ILLINOIS
P1        Illinois Education Facilities Authority Pooled Financing Program, TECP,
             3.55%, 2/20/97 ....................................................     3,500,000     3,500,000
MIG1      Illinois Educational Facilities Authority, University Pooled Finance
             Program, VRDN, FGIC Insured, 4.25%, 12/1/05 .......................     1,810,000     1,810,000
SS&C      Pekin, Industrial Development Revenue Refunding Bonds, BOC Group,
             Series 1992, VRDN, 4.15%, 9/1/12 ..................................     2,600,000     2,600,000
                                                                                                 -----------
                 TOTAL ILLINOIS ................................................                   7,910,000
                                                                                                 -----------
          INDIANA
A1+       Sullivan Hoosier Energy Rural Electric Project, TECP, Series 1985L
             3.45%, 2/12/97 ....................................................     2,000,000     2,000,000
A1+       Sullivan PCR, Hoosier Energy Rural Electric Project, TECP, 3.6%,
             1/6/97 ............................................................     2,000,000     2,000,000
                                                                                                 -----------
                 TOTAL INDIANA .................................................                   4,000,000
                                                                                                 -----------
          IOWA
MIG1      Council Bluffs Pollution Control, VRDN, Iowa Illinois Gas & Electric
             Company, Series 1995, 4.25%, 1/1/25 ...............................     1,000,000     1,000,000
                                                                                                 -----------
          KENTUCKY
MIG1      Mayfield, Multi-City Lease Revenue, Kentucky League of Cities Funding
             Trust, VRDN, Series 1996, 4.3%, 7/1/26 ............................     1,000,000     1,000,000
                                                                                                 -----------
          LOUISIANA
MIG1      Louisiana State Offshore Terminal Authority, Deepwater Port Revenue,
             1st Stage, Series 1994, VRDN, 5%, 9/1/06 ..........................       100,000       100,000
                                                                                                 -----------
          MARYLAND
A1        Anne Arundel County, Baltimore Electric & Gas Company, TECP,
             3.55%, 1/9/97 .....................................................     3,020,000     3,020,000
                                                                                                 -----------
          MASSACHUSETTS
MIG1      Commonwealth of Massachusetts GO Note, Series A, 4.25%, 6/10/97 ......     5,000,000     5,018,815
SP1       Massachusetts Bay Transportation Authority, Series B, 4.75%, 9/5/97 ..     1,000,000     1,005,204
A1+       Massachusetts Health & Educational Facilities Authority, Harvard
             University, Series I, VRDN, 3.9%, 2/1/16 ..........................     3,215,000     3,215,000
MIG1      Massachusetts Industrial Finance Agency, Merritt Care Beverly
             Enterprises, VRDN, 5%, 4/1/09 .....................................       800,000       800,000

See notes to financial statements.

CREDIT                                                                              PRINCIPAL       VALUE
RATING*                                                                              AMOUNT       (NOTE 2a)
------                                                                              ---------     ---------
MIG1      Massachusetts Industrial Finance Agency, Resource Recovery, Ogden
             Haverhill Project, VRDN, 3.9%, 12/1/06 ............................  $  2,900,000   $ 2,900,000
P1        Massachusetts Water Resources Authority, TECP, Series 1994, 3.65%,
             1/15/97 ...........................................................     1,000,000     1,000,000
                                                                                                 -----------
                 TOTAL MASSACHUSETTS ...........................................                  13,939,019
                                                                                                 -----------
          MISSISSIPPI
A1        Jackson County, Chevron USA Inc., Project, Pollution Control Revenue
             Bonds, VRDN, 5%, 12/1/16 ..........................................     1,400,000     1,400,000
                                                                                                 -----------
          MISSOURI
MIG1      Missouri HEFA, Health Facilities Revenue, Sisters of Mercy, VRDN,
             4.2%, 6/1/19 ......................................................     1,100,000     1,100,000
MIG1      Missouri HEFA, Health Facilities Revenue, Sisters of Mercy, VRDN,
             4.2%, 6/1/19 ......................................................     1,000,000     1,000,000
SP1+      Missouri HEFA, School District, Advance Funding Notes, Series 1996 C,
             Kansas City School District, 4.5%, 9/8/97 .........................     1,000,000     1,003,959
P1        St. Louis Industrial Development Authority, Kirkwood Project, Series
             1985, VRDN, 4.125%, 12/1/15 .......................................     1,000,000     1,000,000
                                                                                                 -----------
                 TOTAL MISSOURI ................................................                   4,103,959
                                                                                                 -----------
          NEBRASKA
P1        Nebraska Public Power District (all Districts), TECP, Series 1996,
             3.5%, 1/28/97 .....................................................     5,000,000     5,000,000
A1+       Omaha Public Power District, TECP, 3.6%, 1/28/97 .....................     1,300,000     1,300,000
                                                                                                 -----------
                 TOTAL NEBRASKA ................................................                   6,300,000
                                                                                                 -----------
          NEW HAMPSHIRE
A1+       New Hampshire Business Finance Authority, Connecticut Light & Power,
             VRDN, 4.15%, 12/1/22 ..............................................     2,000,000     2,000,000
                                                                                                 -----------
          NEW JERSEY
A1+       New Jersey State Turnpike Authority, Series D, VRDN, 3.75%, 1/1/18 ...     1,900,000     1,900,000
                                                                                                 -----------
          NEW MEXICO
SS&C      Belen Industrial Revenue Refunding Bond, United Desiccants Project,
             VRDN, 4.3%, 4/1/00 ................................................     1,000,000     1,000,000
P1        Farmington, Pollution Control Revenue, Arizona Public Service Co.,
             Series 1994B, VRDN, 5%, 9/1/24 ....................................     1,300,000     1,300,000
                                                                                                 -----------
                 TOTAL NEW MEXICO ..............................................                   2,300,000
                                                                                                 -----------
          NEW YORK
MIG1      New York City Municipal Water Finance Authority, Series 1994G,
             FGIC insured, VRDN, 5%, 6/15/24 ...................................     1,000,000     1,000,000
MIG1      New York City, Municipal Water Finance Authority, Series C, VRDN,
             FGIC Insured, 5%, 6/15/23 .........................................     1,000,000     1,000,000
MIG1      New York City, TAN, Series 1996A, 4.5%, 2/12/97 ......................     1,875,000     1,876,888
P1        State of New York, TECP, Series Q, 3.55%, 1/14/97 ....................     2,500,000     2,500,000
                                                                                                 -----------
                 TOTAL NEW YORK ................................................                   6,376,888
                                                                                                 -----------

See notes to financial statements.

CREDIT                                                                              PRINCIPAL       VALUE
RATING*                                                                              AMOUNT       (NOTE 2a)
------                                                                              ---------     ---------
          NORTH CAROLINA
A1+       North Carolina Municipal Power Agency #1, Catawaba Project, TECP,
             Series 1996A, 3.55%, 2/20/97 ......................................  $  2,000,000   $ 2,000,000
                                                                                                 -----------
          OHIO
MIG1      Cuyahoga County, Health & Education, University Hospital of
             Cleveland, VRDN, 5%, 1/1/16 .......................................     1,100,000     1,100,000
                                                                                                 -----------
          PENNSYLVANIA
MIG1      Delaware Valley, Finance Authority, Series 1985A, VRDN, 4.15%,
              12/1/20 ..........................................................     1,600,000     1,600,000
SS&C      Elk County, Industrial Development Authority, VRDN, 3.795%, 3/1/04 ...       750,000       750,000
A1+       Emmaus, General Authority, Local Government Revenue Pool
             Program, Series 1989 G, VRDN, 4.15%, 3/1/24 .......................     1,300,000     1,300,000
A1        Emmaus, General Authority, Local Government Revenue Pool Program,
             1989 Series G-5, VRDN, 4.2%, 3/1/24 ..............................      2,000,000     2,000,000
A1+       Emmaus, General Authority, Local Government Revenue Pool Program,
             1989 Series G-6, VRDN, 4.15%, 3/1/24 .............................      1,900,000     1,900,000
MIG1      Philadelphia, TRAN, GO, 4.5%, 6/30/97 ................................     1,000,000     1,002,606
SP1       Philadelphia, School District, TRAN, Series 1996-1997,
             4.5%, 6/30/97 .....................................................     3,000,000     3,007,122
                                                                                                 -----------
                 TOTAL PENNSYLVANIA ............................................                  11,559,728
                                                                                                 -----------
          PUERTO RICO
MIG1      Puerto Rico Commonwealth, TRAN, Series 1996, 4%, 7/30/97 .............     1,500,000     1,504,830
                                                                                                 -----------
          RHODE ISLAND
MIG1      Rhode Island State, TAN, 4.5%, 6/30/97 ...............................     3,000,000     3,015,369
                                                                                                 -----------
          TENNESSEE
MIG1      Clarksville, Public Building Authority, Pooled Financing, Series 1990,
             VRDN, MBIA Insured, 4%, 7/1/13 ....................................     1,900,000     1,900,000
MIG1      Franklin, Industrial Development Revenue, Franklin Oaks Apartments,
             VRDN, 4.25%, 12/1/07 ..............................................     2,000,000     2,000,000
                                                                                                 -----------
                 TOTAL TENNESSEE ...............................................                   3,900,000
                                                                                                 -----------
          TEXAS
MIG1      Harris County, TAN, Series 1996, 4.5%, 2/28/97 .......................     1,000,000     1,001,149
A1+       Harris County, Toll Roads, Series 1994G, VRDN, 4%, 8/1/20 ............     2,500,000     2,500,000
MIG1      Lone Star, Airport Improvement Authority, Series A5, VRDN, 4.95%,
             12/1/14 ...........................................................     1,300,000     1,300,000
MIG1      Lone Star, Airport Improvement Authority, Series B2, VRDN,
             4.95%, 12/1/14 ....................................................     1,600,000     1,600,000
MIG1      Lone Star, Airport Improvement Authority, Series 1984 B1, VRDN,
             4.95%, 12/1/14 ....................................................     1,000,000     1,000,000
SS&C      Montgomery Industrial Development Authority, Medical Manufacturing
             Partners Project, Series 1987, VRDN, 4.1%, 8/1/17 .................     3,640,000     3,640,000
MIG1      North Central Texas Health Facilities Development Corp., Presbyterian
             Medical Center, VRDN, Series 1985 C, 4.95%, 12/1/15 ...............     1,900,000     1,900,000
A1+       San Antonio, Electric & Gas City Public Services, TECP, Series 1995A,
             3.55%, 2/13/97 ....................................................     1,000,000     1,000,000

See notes to financial statements.

CREDIT                                                                              PRINCIPAL       VALUE
RATING*                                                                              AMOUNT       (NOTE 2a)
------                                                                              ---------     ---------

A1+       San Antonio, Water System Revenue, TECP, Series 1995, 3.6%, 2/7/97 ...  $  1,500,000   $ 1,500,000
SP1+      State of Texas TRAN, Series 1996, 4.75%, 8/29/97 .....................     4,000,000     4,030,082
MIG1      Texas Association of School Boards, Certificates of Participation TAN,
             Series 1996 FSA Insured, 4.75%, 8/29/97 ...........................     1,000,000     1,005,202
                                                                                                 -----------
                 TOTAL TEXAS ...................................................                  20,476,433
                                                                                                 -----------
          VERMONT
SS&C      Vermont Industrial Development, Vermont Marble Company, Series 1984,
             VRDN, 3.795%, 12/1/04 .............................................     3,575,000     3,575,000
MIG1      Vermont Student Assistance Corporation, VRDN, 3.65%, 1/1/04 ..........     2,500,000     2,500,000
                                                                                                 -----------
                 TOTAL VERMONT .................................................                   6,075,000
                                                                                                 -----------
          VIRGINIA
MIG1      Henrico County, Industrial Development Authority Revenue, Health
             Facility Hermitage Project, VRDN, 5.1%, 5/1/24 ....................       400,000       400,000
A1+       Peninsula Port Authority, Coal Terminal Revenue, Dominio Terminal
             Project, VRDN, 4.85%, 7/1/16 ......................................     1,600,000     1,600,000
SS&C      Peninsula Port Authority, Shell Oil, VRDN, 5%, 12/1/05 ...............     1,800,000     1,800,000
MIG1      Town of Louisa, Pollution Control Revenue, Virginia Electric
             Power Company 1987 TECP, 3.8%, 1/14/97 ............................     1,000,000     1,000,000
                                                                                                 -----------
                 TOTAL VIRGINIA ................................................                   4,800,000
                                                                                                 -----------
          WASHINGTON
A1+       Washington Health Care Facilities Authority, Sisters of Providence, VRDN,
             Series 1985 B, 5%, 10/1/05 ........................................     1,590,000     1,590,000
A1+       Washington Public Power Supply Authority, Projects #1 & #3, Series 1993
             A-3, VRDN, 3.95%, 7/1/18 .........................................      1,895,000     1,895,000
                                                                                                 -----------
                 TOTAL WASHINGTON ..............................................                   3,485,000
                                                                                                 -----------
          TOTAL INVESTMENT PORTFOLIO -- 100.7% (cost $166,674,031) .............                 166,674,031
                                                                                                 -----------
OTHER ASSETS AND LIABILITIES -- (0.7)%
Cash ..........................................................................................       74,550
Receivable for Investments sold ...............................................................      200,000
Receivable for capital stock sold .............................................................       10,612
Interest receivable and other assets ..........................................................    1,137,650
Dividend payable ..............................................................................     (379,040)
Payable for investments purchased .............................................................   (2,053,095)
Payable for capital stock redeemed ............................................................      (11,000)
Management fee payable (note 4) ...............................................................      (51,144)
Accrued expenses (note 4) .....................................................................     (149,175)
                                                                                                 -----------
                                                                                                  (1,220,642)
                                                                                                 -----------

See notes to financial statements.

CREDIT                                                                                              VALUE
RATING*                                                                                           (NOTE 2a)
------                                                                                            ---------
NET ASSETS -- 100.0%
Applicable to 165,453,389 shares of $.001 par value Capital Stock outstanding;
1,000,000,000 shares authorized (note 7) ......................................................  $165,453,389
                                                                                                 ============
NET ASSET VALUE PER SHARE .....................................................................      $1.00
                                                                                                     =====

**  Cost for federal income tax purposes.

* CREDIT RATINGS (UNAUDITED) SHOWN ARE EITHER BY MOODY'S INVESTORS SERVICE, INC., STANDARD & POOR'S CORPORATION OR SCUDDER, STEVENS & CLARK

 MOODY'S     STANDARD &
             POOR'S

 P1          A1/A1+     Commercial paper of the highest quality.

 MIG1        SP1/SP1+   Short-term tax-exempt instrument of the best quality
                        with strong protection.

 VMIG1 Short-term tax-exempt variable rate demand instrument of the best quality with strong protection.

 ABBREVIATIONS USED IN THE STATEMENT:

TECP  Tax Exempt Commercial Paper           VRDN   Variable Rate Demand Note
GO    General Obligation                    RAN    Revenue Anticipation Note
TAN   Tax Anticipation Note                 TRAN   Tax Revenue Anticipation Note

SS&C These securities are not rated by either Moody's or Standard & Poor's. Scudder has determined that these securities are of comparable quality to rated acceptable notes on a cash flow basis and are of appropriate credit for the standards required by the Fund's investment objective.

See notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                     MANAGED
                                                    GOVERNMENT      MANAGED       MANAGED
                                                    SECURITIES       CASH         TAX-FREE
                                                       FUND          FUND           FUND
                                                    ----------      -------       --------
INVESTMENT INCOME:
Interest Income                                    $  3,767,953  $ 20,334,389   $ 5,235,778
                                                   ------------  ------------   -----------
EXPENSES (note 2c):
Management fee (note 4)                                 281,243     1,502,570       587,278
Shareholder services (notes 4, 5 and 6)                 164,973       627,468       331,052
Directors' fees and expenses (note 4)                     9,174        12,877        12,742
Custodian and accounting fees (note 4)                   49,201        98,383        74,340
Professional services                                     6,196        39,394        20,298
Reports to shareholders                                   3,480        17,828         6,467
Registration fees                                        13,934        23,652        15,441
Miscellaneous                                             9,779        18,533        11,496
                                                   ------------  ------------   -----------
Total expenses before reductions                        537,980     2,340,705     1,059,114
Expense reductions (note 4)                            (150,102)     (274,989)         --
                                                   ------------  ------------   -----------
   Expenses, net                                        387,878     2,065,716     1,059,114
                                                   ------------  ------------   -----------
NET INVESTMENT INCOME AND INCREASE IN NET
   ASSETS FROM OPERATIONS                          $  3,380,075  $ 18,268,673   $ 4,176,664
                                                   ============  ============   ===========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,

                                                     MANAGED GOVERNMENT
                                                       SECURITIES FUND
                                                -------------------------------
                                                     1996              1995
                                                -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income and increase
      in net assets from operations ........    $   3,380,075     $   3,681,354
   Dividends (notes 2b and 2d) .............       (3,380,075)       (3,681,354)
                                                -------------     -------------
                                                       --                --
                                                -------------     -------------
CAPITAL STOCK TRANSACTIONS (note 7):
   Proceeds from sale of shares ............      475,466,734       229,035,361
   Net asset value of shares issued in
      reinvestment of dividends ............        2,288,409         2,961,712
                                                -------------     -------------
                                                  477,755,143       231,997,073
   Cost of shares redeemed .................     (499,812,580)     (250,578,326)
                                                -------------     -------------
   Increase (decrease) in net assets
      from capital stock transactions ......      (22,057,437)      (18,581,253)
                                                -------------     -------------
Total increase (decrease) in net assets ....      (22,057,437)      (18,581,253)

NET ASSETS:
Beginning of year ..........................       49,975,724        68,556,977
                                                -------------     -------------
End of year ................................    $  27,918,287     $  49,975,724
                                                =============     =============

See notes to financial statements.

                                                         MANAGED CASH FUND                       MANAGED CASH FUND
                                                -----------------------------------    ----------------------------------
                                                        1996               1995               1996               1995
                                                ----------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income and increase
      in net assets from operations ........    $     18,268,673    $    20,682,893    $     4,176,664    $     4,313,224
   Dividends (notes 2b and 2d) .............         (18,268,673)       (20,682,893)        (4,176,664)        (4,313,224)
                                                ----------------    ---------------    ---------------    ---------------
                                                          --                 --                 --                 --
                                                ----------------    ---------------    ---------------    ---------------
CAPITAL STOCK TRANSACTIONS (note 7):
   Proceeds from sale of shares ............       2,285,419,535      2,168,020,988        605,388,558        561,389,929
   Net asset value of shares issued in
      reinvestment of dividends ............          10,791,498         11,385,987          2,369,718          2,171,918
                                                ----------------    ---------------    ---------------    ---------------
                                                   2,296,211,033      2,179,406,975        607,758,276        563,561,847
   Cost of shares redeemed .................      (2,236,431,853)    (2,174,994,810)      (580,696,936)      (549,766,530)
                                                ----------------    ---------------    ---------------    ---------------
   Increase (decrease) in net assets
      from capital stock transactions ......          59,779,180          4,412,165         27,061,340         13,795,317
                                                ----------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets ....          59,779,180          4,412,165         27,061,340         13,795,317

NET ASSETS:
Beginning of year ..........................         371,519,095        367,106,930        138,392,049        124,596,732
                                                ----------------    ---------------    ---------------    ---------------
End of year ................................    $    431,298,275    $   371,519,095    $   165,453,389    $   138,392,049
                                                ================    ===============    ===============    ===============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS.

                                                                                     RATIO OF      RATIO OF NET
                                                                                     OPERATING      INVESTMENT
                                NET ASSET                         NET ASSET           EXPENSES        INCOME     NET ASSETS
                                VALUE, AT     NET                 VALUE,AT           TO AVERAGE     TO AVERAGE     END OF
                                BEGINNING  INVESTMENT  DIVIDENDS     END     TOTAL     DAILY          DAILY        PERIOD
       PERIOD                   OF PERIOD    INCOME       PAID    OF PERIOD  RETURN  NET ASSETS(a)  NET ASSETS   (MILLIONS)
----------------------          ---------  ----------  ---------  ---------  ------  ----------    ------------  ----------
MANAGED GOVERNMENT
   SECURITIES FUND
   Year ended 12/31/96 ........   $ 1.00     $ .048    $ (.048)   $  1.00    4.91%*     0.55%          4.81%        $28
   Year ended 12/31/95 ........     1.00       .054      (.054)      1.00    5.49*      0.55           5.36          50
   Year ended 12/31/94 ........     1.00       .037      (.037)      1.00    3.75*      0.55           3.61          69
   Year ended 12/31/93 ........     1.00       .026      (.026)      1.00    2.68*      0.55           2.65          92
   Year ended 12/31/92 ........     1.00       .035      (.035)      1.00    3.51*      0.55           3.39         151
MANAGED CASH FUND
   Year ended 12/31/96 ........     1.00       .049      (.049)      1.00    4.97*      0.55           4.86         431
   Year ended 12/31/95 ........     1.00       .054      (.054)      1.00    5.57*      0.55           5.45         372
   Year ended 12/31/94 ........     1.00       .038      (.038)      1.00    3.86*      0.55           3.84         367
   Year ended 12/31/93 ........     1.00       .028      (.028)      1.00    2.81*      0.55           2.78         324
   Year ended 12/31/92 ........     1.00       .037      (.037)      1.00    3.74*      0.55           3.76         305
MANAGED TAX-FREE FUND
   Year ended 12/31/96 ........     1.00       .028      (.028)      1.00    2.88       0.72           2.84         165
   Year ended 12/31/95 ........     1.00       .032      (.032)      1.00    3.30       0.79           3.25         138
   Year ended 12/31/94 ........     1.00       .023      (.023)      1.00    2.29       0.77           2.26         125
   Year ended 12/31/93 ........     1.00       .018      (.018)      1.00    1.85       0.78           1.83         107
   Year ended 12/31/92 ........     1.00       .025      (.025)      1.00    2.56       0.77           2.54          91

(a) The annualized operating expense ratio including expenses reimbursed, management fee and other expenses not imposed would have been, for the Managed Government Securities Fund, and Managed Cash Fund, 0.77%, and 0.62%, for the year ended December 31, 1996, respectively; 0.86%, and 0.68%, for the year ended December 31, 1995, respectively; 0.84%, and 0.68%, for the year ended December 31, 1994, respectively; 0.77%, and 0.66%, for the year ended December 31, 1993, respectively; 0.76%, and 0.64%, for the year ended December 31, 1992, respectively.

* Total returns are higher, for the periods indicated, due to the maintenance of the Fund's expenses.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

      Scudder Fund, Inc. (the "Company") is an open-end diversified management investment company which currently includes three active money market investment portfolios: Managed Government Securities Fund, Managed Cash Fund, and Managed Tax-Free Fund (collectively, the "Funds"). The Managed Federal Securities Fund ceased operations on November 29, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

      Significant accounting policies followed by the Company are:

      (a) Security Valuation -- Each of the Funds values its investments using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market.

      (b) Federal Income Taxes -- The Company's policy is to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all taxable and tax-exempt income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

      (c) Allocation of Expenses -- Expenses not directly chargeable to a specific Fund are allocated primarily on the basis of relative net assets of the Company.

      (d) Dividends -- Dividends from net investment income are declared each business day to shareholders of record that day for payment on the first business day of the following month.

      (e) Other -- Investment transactions are recorded on trade dates. Interest income, including the accretion or amortization of discount or premium, is recorded on the accrual basis. Discounts or premiums on securities purchased are accreted or amortized, respectively, on a straight line basis over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend dates.

3. REPURCHASE AGREEMENTS

      It is the Company's policy to obtain possession, through its custodian, of the securities underlying each repurchase agreement to which it is a party, either through physical delivery or book entry transfer in the Federal Reserve System or Participants Trust Company. Payment by the Company in respect of a repurchase agreement is authorized only when proper delivery of the underlying securities is made to the Company's custodian. The Company's investment manager values such underlying securities each business day using quotations obtained from a reputable, independent source. If the Company's investment manager determines that the value of such underlying securities (including accrued interest thereon) does not at least equal the value of each repurchase agreement (including accrued interest thereon) to which such securities are subject, it will ask for additional securities to be delivered to the Company's custodian. In connection with each repurchase agreement transaction, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Company may be delayed or limited.

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      The Company retains Scudder, Stevens & Clark, Inc. ("Scudder") as investment manager for the Funds, pursuant to investment advisory agreements between Scudder and the Company on behalf of each such Fund, for a management fee payable each month, based upon the average daily value of each Fund's net assets, at annual rates of 0.40% on the first $1.5 billion and 0.35% on any amount in excess thereof. Scudder has agreed not to impose a portion of its management fee until December 31, 1996, to the extent necessary so that expenses of each of the Managed Government Securities Fund and the Managed Cash Fund do not exceed 0.55%, of the average daily net assets of each Fund.

      For the year ended December 31, 1996, Scudder did not impose fees amounting to $150,102 and $274,989 on the Managed Government Securities Fund and the Managed Cash Fund, respectively.

      Scudder Service Corporation ("SSC"), a subsidiary of Scudder, is the Company's shareholder service, transfer and dividend disbursing agent. For the year ended December 31, 1996, the amount charged to the Company by SSC aggregated $23,477 for the Managed Government Securities Fund, $66,490 for the Managed Cash Fund, and $23,477 for the Managed Tax-Free Fund, of which $2,292, $5,556, and $2,292 respectively, remain unpaid at December 31, 1996.

      Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Funds. For the year ended December 31, 1996, the amount charged to the Funds by SFAC aggregated $30,000 for the Managed Government Securities Fund, $48,900 for the Managed Cash Fund, and $39,965 for the Managed Tax-Free Fund, of which $2,500, $4,177, and $3,306, respectively, remain unpaid at December 31, 1996.

      The Company has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to the Funds constituting the Company aggregated $205,224, an applicable portion of which is included in accrued expenses of each such Fund.

5. SHAREHOLDER SERVICES

      Each of the Funds has special arrangements with certain banks, institutions and other persons under which they receive compensation from the Funds and Scudder for performing shareholder servicing functions for their customers who own shares in the Funds from time to time. For the year ended December 31, 1996, payments by the Funds pursuant to these arrangements aggregated $135,832 for the Managed Government Securities Fund, $536,533 for the Managed Cash Fund and $301,843 for the Managed Tax-Free Fund.

6. SHAREHOLDER SERVICE, ADMINISTRATION AND DISTRIBUTION PLAN

      The Company has a Shareholder Service, Administration and Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 under which participating organizations which enter into agreements with the Company and Scudder may receive a fee of up to 0.25% on an annual basis from each Fund of the Company and Scudder. Such fee is calculated on the average daily net assets of the Company for which such participating organizations are responsible. No payments have been made by the Company for shareholder service, administration and distribution assistance under this plan other than as indicated in Note 5 above.

7. CAPITAL STOCK

      At December 31, 1996, the Company had 10,000,000,000 shares of $.001 par value capital stock authorized, of which 3,000,000,000 shares each have been designated for the Managed Government Securities Fund and Managed Cash Fund and 1,000,000,000 shares have been designated for the Managed Tax-Free Fund. Net paid in capital in excess of par value was $27,890,369, for the Managed Government Securities Fund, $430,866,977 for the Managed Cash Fund and $165,287,936 for the Managed Tax-Free Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of SCUDDER FUND, INC.

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Managed Government Securities Fund, Managed Cash Fund and Managed Tax-Free Fund (each a separate portfolio of Scudder Fund, Inc., hereafter referred to as the "Fund") at December 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures when confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
February 19, 1997

--------------------------------------------------------------------------------
FEDERAL TAX STATUS OF 1996 DIVIDENDS (UNAUDITED)

      The total amount of dividends declared in 1996 by each of the Government Portfolio and Cash Portfolio of Scudder Fund, Inc. is taxable as ordinary dividend income for Federal income tax purposes. None of this amount qualifies for the dividends received deduction available to corporations.

      All of the dividends from the Tax-Free Portfolio declared in 1996 are exempt from Federal income tax. However, in accordance with the Internal Revenue Code, you are required to report them on your 1996 Federal income tax return.

      Although dividend income from the Tax-Free Portfolio is exempt from Federal taxation, it may not be exempt from state or local taxation. You should consult your tax advisor as to the state and local tax status of the dividends you received.

--------------------------------------------------------------------------------

                               Managed Government
                                 Securities Fund

                                Managed Cash Fund

                              Managed Tax-Free Fund

                    345 Park Avenue, New York, New York 10154
                                 (800) 854-8525

    Investment Manager
    Scudder, Stevens & Clark, Inc.
    345 Park Avenue
    New York, New York 10154


    Distributor
    Scudder Investor Services, Inc.
    Two International Place
    Boston, Massachusetts 02110


    Custodian
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110


    Fund Accounting Agent
    Scudder Fund Accounting Corporation
    Two International Place
    Boston, Massachusetts 02110


    Transfer Agent and
    Dividend Disbursing Agent
    Scudder Service Corporation
    P.O. Box 9242
    Boston, Massachusetts 02205


    Legal Counsel
    Sullivan & Cromwell
    New York, New York

                                -----------------

The Funds are neither insured nor guaranteed by the U.S. Government. Each Fund intends to maintain a net asset value per share of $1.00 but there is no assurance that it will be able to do so.

This report is for the information of the shareholders. Its use in connection with any offering of the Company's shares is authorized only in case of a concurrent or prior delivery of the Company's current prospectus.




                               MANAGED GOVERNMENT
                                 SECURITIES FUND

                                MANAGED CASH FUND

                              MANAGED TAX-FREE FUND







                                 ANNUAL REPORT

                               DECEMBER 31, 1996

                               SCUDDER FUND, INC.

                           PART C. - OTHER INFORMATION
                           ---------------------------


Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

                  a.       Financial Statements

                           Included in Part A of this Registration Statement

                                    For Scudder Money Market Series
                                    For Scudder Tax Free Money Market Series
                                    For Scudder Government Money Market Series

                                    Financial Highlights for the ten fiscal years ended December 31, 1996

                           Included in Part B of this Registration Statement

                                    For Scudder Money Market Series
                                    For Scudder Tax Free Money Market Series
                                    For Scudder Government Money Market Series

                                    Statement of Net Assets as of December 31, 1996
                                    Statement of Operations for the fiscal year ended December 31, 1996
                                    Statements of Changes in Net Assets for the two fiscal years ended December 31,
                                    1995 and 1996
                                    Financial Highlights for the five fiscal years ended December 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                   b.        Exhibits

                             1.       (a)        Articles of Incorporation dated June 16, 1982.
                                                 (Incorporated by reference to Exhibit 1(a) to this Registration Statement on
                                                 Form N-1 filed on June 24, 1982 and filed herein on EDGAR.)

                                      (b)        Articles Supplementary.
                                                (Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No.
                                                 7 to this Registration Statement filed on March 3, 1988.)

                                      (c)        Articles of Merger.
                                                 (Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No.
                                                 7 to this Registration Statement filed on March 3, 1988.)

                                      (d)        Articles Supplementary dated February 14, 1991.
                                                 (Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No.
                                                 12 to this Registration Statement filed on March 25, 1991.)

                                      (e)        Articles of Transfer dated December 20, 1991.
                                                 (Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No.
                                                 14 to this Registration Statement filed on February 18, 1992.)

                                      (f)        Articles Supplementary dated February 5, 1992.
                                                 (Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No.
                                                 14 to this Registration Statement filed on February 18, 1992.)

                                 Part C - Page 1

                                      (g)        Articles Supplementary for Managed Intermediate Government Fund.
                                                 (Incorporated by reference to Exhibit 1(g) to Post-Effective Amendment
                                                 No. 17 to this Registration Statement filed on March 2, 1993.)

                                      (h)        Articles Supplementary dated January 25, 1996 are filed herein.
                                                 (Incorporated by reference to Post-Effective Amendment No. 21 to this
                                                 Registration Statement.)

                             2.       (a)        By-laws as amended through October 24, 1991.
                                                 (Incorporated by reference to Exhibit 2(a) to Post-Effective Amendment No.
                                                 14 to this Registration Statement filed on February 18, 1992.)

                                      (b)        By-laws as amended through July 20, 1995.
                                                 (Incorporated by reference to Post-Effective Amendment No. 21 to this
                                                 Registration Statement.)

                                      (c)        By-laws as amended through October 24, 1996.
                                                 (Incorporated by reference to Post-Effective Amendment No. 22 to this
                                                 Registration Statement.)

                             3.                  Not applicable.

                             4.                  Form of stock certificate.
                                                 (Incorporated by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to this Registration Statement filed September 28, 1982 and to Post-Effective
                                                 Amendment No. 7 to this Registration Statement filed March 3, 1988.)

                             5.       (a)(i)     Investment Advisory Agreement on behalf of Managed Government
                                                 Securities Fund dated May 1, 1989.
                                                 (Incorporated by reference to Exhibit 5(a)(i) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)

                                      (a)(ii)    Investment Advisory Agreement on behalf of Managed Cash Fund  dated
                                                 May 1, 1989.
                                                 (Incorporated by reference to Exhibit 5(a)(ii) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)

                                      (a)(iii)   Investment Advisory Agreement on behalf of Managed Tax-Free Fund dated
                                                 May 1, 1989.
                                                 (Incorporated by reference to Exhibit 5(a)(iii) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)

                                      (a)(iv)    Investment Advisory Agreement on behalf of Managed Municipal Income Fund dated May 1, 1989.
                                                 (Incorporated by reference to Exhibit 5(a)(iv) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)

                                      (a)(v)     Investment Advisory Agreement on behalf of Managed New York Municipal
                                                 Income Fund dated May 1, 1989.
                                                 (Incorporated by reference to Exhibit 5(a)(v) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)



                                 Part C - Page 2

                                      (a)(vi)    Investment Advisory Agreement on behalf of Managed Total Return Fund dated May 1, 1989.
                                                 (Incorporated by reference to Exhibit 5(a)(vi) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)

                                      (a)(vii)   Form of Investment Advisory Agreement on behalf of Managed Federal
                                                 Securities Fund dated May 1, 1991.
                                                 (Incorporated by reference to Exhibit 5(a)(vii) to Post-Effective Amendment
                                                 No. 12 filed on March 25, 1991.)

                                      (a)(viii)  Investment Advisory Agreement on behalf of Managed Intermediate
                                                 Government Fund dated January 18, 1993.
                                                 (Incorporated by reference to Exhibit 5(a)(viii) to Post-Effective Amendment
                                                 No. 17 filed on March 2, 1993.)

                                      (b)        Form of Investment Advisory Agreements between the Registrant and
                                                 Scudder, Stevens & Clark, Inc.
                                                 (Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No.
                                                 8 filed on March 1, 1989.)

                             6.       (a)        Interim Distribution Contract.
                                                 (Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No.
                                                 8 filed on March 1, 1989.)

                                      (b)        Underwriting Agreement dated January 18, 1989 (with form of Dealer
                                                 Contract Exhibit).
                                                 (Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No.
                                                 8 filed on March 1, 1989.)

                             7.                  Not Applicable.

                             8.       (a)        Form of Custodian and Agreement.
                                                 (Incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 5 filed on February 28, 1986.)

                                      (b)        Transfer Agency Agreement dated January 1, 1990.
                                                 (Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No.
                                                 11 filed on April 23, 1990.)

                                      (b)(i)     Fee schedule for Exhibit 8(b).
                                                 (Incorporated by reference to Post-Effective Amendment No. 21 to this
                                                 Registration Statement).

                                      (c)(i)     Custodian Agreement with State Street London Limited dated November 13,
                                                 1985.
                                                 (Incorporated by reference to Exhibit 8(c)(i) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)

                                      (c)(ii)    Sub-Custodian Arrangement with Bankers Trust (August 1986).
                                                 (Incorporated by reference to Exhibit 8(c)(ii) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)

                                      (c)(iii)   Sub-Custodian Agreement with Bankers Trust Company (September 1989).
                                                 (Incorporated by reference to Exhibit 8(c)(iii) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)


                                 Part C - Page 3

                                      (c)(iv)    Sub-Custodian Agreement with Irving Trust Company dated February 6,
                                                 1990.
                                                 (Incorporated by reference to Exhibit 8(c)(iv) to Post-Effective Amendment
                                                 No. 11 filed on April 23, 1990.)

                                      (c)(v)     Fee Schedule for Exhibit 8(a).
                                                 (Incorporated by reference to Exhibit 8(c)(v) to Post-Effective Amendment
                                                 No. 20 filed on April 28, 1995.)

                             9.       (a)        Application to be filed by amendment.

                                      (b)(i)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                                 Managed Cash Fund, and Scudder Fund Accounting Corporation dated
                                                 August 1, 1994.
                                                 (Incorporated by reference to Exhibit 9(b)(i) to Post-Effective Amendment
                                                 No. 20 filed on April 28, 1995.)

                                      (b)(ii)    Fund Accounting Services Agreement between the Registrant, on behalf of
                                                 Managed Federal Securities Fund, and Scudder Fund Accounting
                                                 Corporation dated August 1, 1994
                                                 (Incorporated by reference to Exhibit 9(b)(ii) to Post-Effective Amendment
                                                 No. 20 filed on April 28, 1995.)

                                      (b)(iii)   Fund Accounting Services Agreement between the Registrant, on behalf of
                                                 Managed Government Securities Fund, and Scudder Fund Accounting
                                                 Corporation dated August 1, 1994.
                                                 (Incorporated by reference to Exhibit 9(b)(iii)to Post-Effective Amendment
                                                 No. 20 filed on April 28, 1995.)

                                      (b)(iv)    Fund Accounting Services Agreement between the Registrant, on behalf of
                                                 Managed Tax-Free Fund, and Scudder Fund Accounting Corporation dated
                                                 August 18, 1994.
                                                 (Incorporated by reference to Exhibit 9(b)(iv) to Post-Effective Amendment
                                                 No. 20 filed on April 28, 1995.)

                                      (b)(v)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                                 Managed Intermediate Government Fund, and Scudder Fund Accounting
                                                 Corporation dated September 22, 1994.
                                                 (Incorporated by reference to Exhibit 9(b)(v) to Post-Amendment No. 20 filed on April 28, 1995.)

                             10.                 Inapplicable.

                             11.                 Consent of Price Waterhouse LLP, Independent Accountants of Scudder
                                                 Fund, Inc. is filed herein.

                             12.                 Inapplicable.

                             13.                 Share Purchase Letter Agreement.
                                                 (Incorporated by reference to Exhibit 13 to Pre-Effective Amendment No.
                                                 1 filed on September 28, 1982.)

                             14.      (a)        Individual Retirement Account Prototype.
                                                 (Incorporated by reference to Exhibit 14(a) to Post-Effective Amendment
                                                 No. 14 filed on February 18, 1992.)


                                 Part C - Page 4

                                      (b)        Self-Employed Individuals Retirement Plan Prototype.
                                                 (Incorporated by reference to Exhibit 14(b) to Post-Effective Amendment No.
                                                 14 filed on February 18, 1992.)

                             15.      (a)        Form of Shareholder Service, Administration and Distribution Plan.
                                                 (Incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No.
                                                 8 filed on March 1, 1989.)

                                      (b)        Form of Service Agreement with Registrant.
                                                 (Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment
                                                 No. 17 to this Registration Statement filed on March 2, 1993.)

                                      (c)        Form of Service Agreement with Scudder, Stevens & Clark, Inc.
                                                 (Incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No.
                                                 17 to this Registration Statement filed on March 2, 1993.)

                             16.      (a)        Schedules for Computations of Performance Quotations.
                                                 (Incorporated by reference to Exhibit 16(a) to Post-Effective Amendment No.
                                                 8 filed on March 1, 1989.)

                                      (b)        Schedules for Computations of Performance Quotations.
                                                 (Incorporated by reference to Exhibit 16(b) to Post-Effective Amendment
                                                 No. 19 to this Registration Statement filed on April 28, 1994.)

                                      (c)        Schedules for Computations of Performance Quotations.
                                                 (Incorporated by reference to Exhibit 16(c) to Post-Effective Amendment No.
                                                 20 to this Registration Statement filed on April 28, 1995.)

                             17.                 Financial Data Schedules to be filed by amendment.

                             18.                 Inapplicable.

Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  No person is controlled by or under common control with the Registrant.

Item 26.          Number of Holders of Securities.
--------          --------------------------------

                  Set forth below is a table showing the number of record holders of each class of securities of Scudder Fund, Inc. as of March 31, 1997.

                                         (1)                                              (2)
                                   Title of Class                            Number of Record Shareholders
                                   --------------                            -----------------------------

                   Scudder Money Market Series                                           1,837
                   Scudder Tax Free Money Market Series                                    193
                   Scudder Government Money Market Series                                  284

Item 27.          Indemnification.
--------          ----------------

                  As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to
                  Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated January 18, 1989 (filed as Exhibit No. 6(b) to the Registration


                                 Part C - Page 5

                  Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ---------------------------------------

Stephen R. Beckwith        Director, Vice President, Assistant Treasurer, Chief Operating Officer & Chief
                                 Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           President, The Japan Fund, Inc. (investment company)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V.
                                 (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities
                                 I & II (investment company) +
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           Director, Sovereign High Yield Investment Company (investment company)+
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**


                                 Part C - Page 6

                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporation oo

E. Michael Brown           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Cash Investment Trust (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust company)+++
                           Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                           Chairman & Trustee, AARP Growth Trust (investment company)**
                           Chairman & Trustee, AARP Income Trust (investment company)**
                           Chairman & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Chairman & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*


                                Parst C - Page 7

                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Pathway Series (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Director, Scudder Global Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           Director, Scudder Mutual Fund, Inc. (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Equity Trust (investment company)**
                           Trustee, Scudder Funds Trust (investment company)**
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President & Director, Scudder Precious Metals, Inc. xxx

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Chairman, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Equity Trust (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*
                           President & Trustee, Scudder Investment Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**


                                 Part C - Page 8

                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Trustee, Scudder Pathway Series (investment company)*
                           Trustee, Scudder California Tax Free Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Montgomery Street Income Securities, Inc. (investment company) o
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman & Director, Scudder Global Opportunities Funds (investment company)
                                 Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Vice President, Director & Assistant Secretary, Scudder Realty Holdings Corporation
                                 (a real estate holding company)*
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA
                           Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk           Director & Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder International Fund, Inc.
                                 (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder New Asia Fund (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                           Trustee, Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Vice President & Trustee, Scudder Tax Free Trust (investment company)*
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary, AARP Income Trust (investment company)**
                           Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                           Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                           Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company) o


                                 Part C - Page 9

                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund
                                 (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Director, Senior Vice President & Clerk, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director & Clerk, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, AARP Cash Investment Funds (investment company)**
                           President, AARP Growth Trust (investment company)**
                           President, AARP Income Trust (investment company)**
                           President, AARP Tax Free Income Trust (investment company)**
                           President, AARP Managed Investment Portfolio Trust (investment company)**

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities
                                 I & II (investment company)+
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)^o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA


                                       10

         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon, U.K.

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

                                Part C - Page 11

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President and
         Two International Place           Treasurer and Assistant Clerk           Assistant Secretary
         Boston, MA 02110

         Dudley H. Ladd                    Director and Senior Vice President      None
         Two International Place
         Boston, MA 02110

         David S. Lee                      Director, President and Assistant       Chairman and Director
         Two International Place           Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Assistant Clerk                         Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     None
         345 Park Avenue
         New York, NY 10154

         Daniel Pierce                     Director, Vice President                President and Director
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Vice President
         345 Park Avenue                   Clerk
         New York, NY  10154


                                Part C - Page 12

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Edmund J. Thimme                  Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of the Custodian, the Transfer Agent, the Distributor or the Registrant. Documents required by paragraphs (b)(4), (5), (6), (7), (9), (10), and
                  (11) and (f) of Rule 31a-1 (the "Rule"), will be kept at the offices of the Registrant, 345 Park Avenue, New York, New York; certain documents required to be kept under paragraphs
                  (b)(1) and (b)(2)(iv) of the Rule will be kept at the offices of Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103; documents required to be kept under paragraph (d) of the Rule will be kept at the offices of Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103; and the remaining accounts, books and other documents required by the Rule will be kept at State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.


                                Part C - Page 13

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 30th day of April, 1997.


                                               SCUDDER FUND, INC.



                                               By  /s/ David S. Lee
                                                   ---------------------
                                                   David S. Lee,
                                                   Chairman of the Board


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/David S. Lee
--------------------------------------
David S. Lee                                Chairman of the Board (Principal             April 30, 1997
                                            Executive Officer) and Director


/s/Daniel Pierce
--------------------------------------
Daniel Pierce                               President and Director                       April 30, 1997


/s/Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler                            Director                                     April 30, 1997


/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman                            Director                                     April 30, 1997


/s/Robert W. Lear
--------------------------------------
Robert W. Lear                              Director                                     April 30, 1997


/s/Pamela A. McGrath
--------------------------------------
Pamela A. McGrath                           Vice President and Treasurer                 April 30, 1997
                                            (Principal Financial and Accounting
                                            Officer)


                                                               File No. 2-78122
                                                               File No. 811-3495











                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 23

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933


                                       AND


                                AMENDMENT NO. 19

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940




                               SCUDDER FUND, INC.

                               SCUDDER FUND, INC.

                                  EXHIBIT INDEX
                                  -------------

                                   Exhibit 11